UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	January 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.659% 9/26/33 ●	543,610	$591,510
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	120	124
Series 2002-W11 AV1 2.85% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 ●	2,736	2,680
Total Agency Asset-Backed Securities (cost $526,332)		594,314

Agency Collateralized Mortgage Obligations – 4.50%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.51% (LIBOR01M + 2.00%)
10/25/28 ●	2,041,616	2,057,034
Series 2016-C04 1M1 3.96% (LIBOR01M + 1.45%)
1/25/29 ●	1,191,450	1,195,891
Series 2017-C01 1M1 3.81% (LIBOR01M + 1.30%)
7/25/29 ●	1,277,151	1,281,762
Series 2017-C04 2M2 5.36% (LIBOR01M + 2.85%)
11/25/29 ●	1,615,000	1,671,175
Series 2018-C01 1M2 4.76% (LIBOR01M + 2.25%,
Floor 2.25%) 7/25/30 ●	2,915,000	2,939,054
Series 2018-C02 2M2 4.71% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 ●	2,620,000	2,614,776
Series 2018-C03 1M2 4.66% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 ●	2,355,000	2,354,994
Series 2018-C05 1M2 4.86% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 ●	2,280,000	2,285,328
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	7,530	8,107
Series 2002-T4 A3 7.50% 12/25/41	81,760	92,896
Series 2002-T19 A1 6.50% 7/25/42	72,376	82,239
Series 2004-T1 1A2 6.50% 1/25/44	29,850	33,465
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 Σ●	149,315	30,268
Series 417 C24 3.50% 12/25/42 Σ	264,026	47,912
Series 418 C12 3.00% 8/25/33 Σ	8,932,923	1,106,331
Series 419 C2 3.00% 5/25/29 Σ	8,130,287	612,705
Series 419 C3 3.00% 11/25/43 Σ	2,124,479	368,845
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 ●	18,059	19,693
Series 2003-W1 2A 5.887% 12/25/42 ●	10,265	11,047
Series 2004-W11 1A2 6.50% 5/25/44	205,263	229,544
Fannie Mae REMICs
Series 2008-15 SB 4.09% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 Σ●	569,888	90,973

NQ-189 [1/19] 3/19 (764777)     1

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-19 HB 4.00% 1/25/42	450,297	$460,725
Series 2012-19 NI 3.50% 10/25/31 Σ	2,246,213	277,252
Series 2012-60 KI 3.00% 9/25/26 Σ	86,517	4,553
Series 2012-98 MI 3.00% 8/25/31 Σ	5,520,233	580,366
Series 2012-99 AI 3.50% 5/25/39 Σ	2,376,250	204,004
Series 2012-115 MI 3.50% 3/25/42 Σ	986,638	107,367
Series 2012-118 AI 3.50% 11/25/37 Σ	176,820	17,724
Series 2012-120 CI 3.50% 12/25/31 Σ	400,019	32,772
Series 2012-120 WI 3.00% 11/25/27 Σ	4,265,319	360,763
Series 2012-121 ID 3.00% 11/25/27 Σ	174,792	15,834
Series 2012-125 MI 3.50% 11/25/42 Σ	47,853	10,327
Series 2012-128 IC 3.00% 11/25/32 Σ	7,731,086	982,929
Series 2012-137 AI 3.00% 12/25/27 Σ	1,872,296	159,567
Series 2012-137 WI 3.50% 12/25/32 Σ	1,319,662	195,099
Series 2012-139 NS 4.19% (6.70% minus LIBOR01M,
Cap 6.70%) 12/25/42 Σ●	5,954,254	1,270,931
Series 2012-146 IO 3.50% 1/25/43 Σ	6,821,478	1,346,635
Series 2012-149 IC 3.50% 1/25/28 Σ	4,690,253	450,860
Series 2013-1 YI 3.00% 2/25/33 Σ	6,283,090	818,786
Series 2013-7 EI 3.00% 10/25/40 Σ	3,228,718	358,445
Series 2013-20 IH 3.00% 3/25/33 Σ	1,891,921	260,175
Series 2013-23 IL 3.00% 3/25/33 Σ	1,708,303	229,978
Series 2013-26 ID 3.00% 4/25/33 Σ	7,912,471	1,088,143
Series 2013-31 MI 3.00% 4/25/33 Σ	2,730,110	377,789
Series 2013-35 IB 3.00% 4/25/33 Σ	4,448,465	573,650
Series 2013-35 IG 3.00% 4/25/28 Σ	3,132,169	270,452
Series 2013-38 AI 3.00% 4/25/33 Σ	7,838,048	963,139
Series 2013-41 HI 3.00% 2/25/33 Σ	5,409,970	576,736
Series 2013-44 DI 3.00% 5/25/33 Σ	23,124,098	3,197,684
Series 2013-44 Z 3.00% 5/25/43	148,770	142,637
Series 2013-45 PI 3.00% 5/25/33 Σ	2,220,980	305,211
Series 2013-51 PI 3.00% 11/25/32 Σ	491,583	53,367
Series 2013-55 AI 3.00% 6/25/33 Σ	7,393,329	919,377
Series 2013-60 CI 3.00% 6/25/31 Σ	1,711,366	128,802
Series 2013-64 KI 3.00% 2/25/33 Σ	124,714	16,312
Series 2013-69 IJ 3.00% 7/25/33 Σ	2,478,584	338,069
Series 2013-71 ZA 3.50% 7/25/43	10,939	10,870
Series 2013-103 SK 3.41% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 Σ●	7,335,785	1,445,186
Series 2014-21 ID 3.50% 6/25/33 Σ	70,454	7,849
Series 2014-63 KI 3.50% 11/25/33 Σ	1,121,246	113,792
Series 2014-64 IT 3.50% 6/25/41 Σ	431,179	37,915

2     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-77 AI 3.00% 10/25/40 Σ	293,543	$31,535
Series 2014-85 IB 3.00% 12/25/44 Σ	1,139,437	213,455
Series 2015-31 ZD 3.00% 5/25/45	720,581	639,828
Series 2015-34 OK 0.923% 3/25/44 Ω	2,280,667	1,939,845
Series 2015-43 PZ 3.50% 6/25/45	2,228,489	2,229,316
Series 2015-45 AI 3.00% 1/25/33 Σ	49,480	4,172
Series 2015-56 MI 3.50% 10/25/41 Σ	1,978,504	245,932
Series 2015-66 KI 3.00% 9/25/45 Σ	1,719,658	289,863
Series 2015-71 PI 4.00% 3/25/43 Σ	509,916	82,956
Series 2015-89 AZ 3.50% 12/25/45	1,597,351	1,616,597
Series 2016-2 HI 3.00% 12/25/41 Σ	61,659	8,488
Series 2016-6 AI 3.50% 4/25/34 Σ	4,072,306	488,417
Series 2016-17 BI 4.00% 2/25/43 Σ	208,818	30,200
Series 2016-23 AI 3.50% 2/25/41 Σ	1,824,960	197,291
Series 2016-33 DI 3.50% 6/25/36 Σ	8,600,064	1,263,060
Series 2016-36 SB 3.49% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 Σ●	2,815,164	356,410
Series 2016-40 IO 3.50% 7/25/36 Σ	1,109,662	175,078
Series 2016-61 ML 3.00% 9/25/46	247,000	234,168
Series 2016-62 SA 3.49% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 Σ●	9,105,609	1,754,637
Series 2016-64 CI 3.50% 7/25/43 Σ	4,031,900	495,005
Series 2016-71 PI 3.00% 10/25/46 Σ	2,678,394	368,304
Series 2016-72 AZ 3.00% 10/25/46	42,897	40,214
Series 2016-74 GS 3.49% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	6,310,120	1,163,166
Series 2016-77 SA 3.49% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	499,451	85,883
Series 2016-79 AZ 3.00% 11/25/46	2,610,166	2,465,896
Series 2016-80 BZ 3.00% 11/25/46	56,696	50,568
Series 2016-80 JZ 3.00% 11/25/46	5,349	4,850
Series 2016-83 PI 3.50% 7/25/45 Σ	468,166	70,344
Series 2016-90 CI 3.00% 2/25/45 Σ	843,910	107,249
Series 2016-95 IO 3.00% 12/25/46 Σ	426,444	76,485
Series 2016-95 LZ 2.50% 12/25/46	892,343	777,967
Series 2016-95 US 3.49% (6.00% minus LIBOR01M,
Cap 6.00%) 12/25/46 Σ●	410,500	74,967
Series 2016-99 DI 3.50% 1/25/46 Σ	2,634,750	468,749
Series 2016-101 ZP 3.50% 1/25/47	3,227	3,164
Series 2016-105 SA 3.49% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 Σ●	5,604,376	996,001
Series 2017-4 BI 3.50% 5/25/41 Σ	2,491,061	325,639
Series 2017-6 NI 3.50% 3/25/46 Σ	518,488	95,050

NQ-189 [1/19] 3/19 (764777)     3

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-11 EI 3.00% 3/25/42 Σ	7,748,917	$1,075,958
Series 2017-15 NZ 3.50% 3/25/47	556,026	555,156
Series 2017-16 SM 3.54% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	9,464,672	1,633,602
Series 2017-16 WI 3.00% 1/25/45 Σ	2,059,010	266,187
Series 2017-25 BL 3.00% 4/25/47	726,000	694,993
Series 2017-40 GZ 3.50% 5/25/47	1,642,443	1,663,029
Series 2017-46 BI 3.00% 4/25/47 Σ	366,893	52,935
Series 2017-59 KI 3.00% 3/25/47 Σ	520,040	70,231
Series 2017-61 TB 3.00% 8/25/44	1,232,000	1,178,771
Series 2017-67 BZ 3.00% 9/25/47	1,043	944
Series 2017-77 HZ 3.50% 10/25/47	2,211,698	2,245,352
Series 2017-88 EI 3.00% 11/25/47 Σ	4,920,160	689,706
Series 2017-88 IE 3.00% 11/25/47 Σ	3,572,616	498,852
Series 2017-94 CZ 3.50% 11/25/47	1,376,855	1,312,095
Series 2017-99 IE 3.00% 12/25/47 Σ	3,709,198	529,587
Freddie Mac REMICs
Series 4050 EI 4.00% 2/15/39 Σ	3,925,520	341,326
Series 4100 EI 3.00% 8/15/27 Σ	3,431,714	290,949
Series 4101 WI 3.50% 8/15/32 Σ	2,202,211	354,749
Series 4109 AI 3.00% 7/15/31 Σ	10,406,500	934,971
Series 4120 MI 3.00% 10/15/32 Σ	1,351,716	192,525
Series 4122 LI 3.00% 10/15/27 Σ	4,124,803	380,981
Series 4135 AI 3.50% 11/15/42 Σ	6,619,634	1,372,777
Series 4146 IA 3.50% 12/15/32 Σ	4,708,165	718,455
Series 4150 IO 3.50% 1/15/43 Σ	5,821,623	1,194,622
Series 4150 UI 3.50% 8/15/32 Σ	8,808,566	839,145
Series 4153 IB 2.50% 1/15/28 Σ	2,257,338	169,539
Series 4156 AI 3.00% 10/15/31 Σ	2,297,749	240,276
Series 4161 IM 3.50% 2/15/43 Σ	1,358,332	271,038
Series 4171 Z 3.00% 2/15/43	1,159,219	1,086,923
Series 4181 DI 2.50% 3/15/33 Σ	2,990,685	355,151
Series 4184 GS 3.611% (6.12% minus LIBOR01M, Cap
6.12%) 3/15/43 Σ●	4,890,559	1,004,486
Series 4185 LI 3.00% 3/15/33 Σ	5,970,801	833,854
Series 4186 IB 3.00% 3/15/33 Σ	3,624,517	462,012
Series 4186 IE 3.00% 3/15/33 Σ	338,363	46,085
Series 4188 JI 3.00% 4/15/33 Σ	5,071,497	566,140
Series 4191 CI 3.00% 4/15/33 Σ	2,367,786	320,825
Series 4197 LZ 4.00% 4/15/43	3,774	4,047
Series 4223 HI 3.00% 4/15/30 Σ	2,381,617	147,997
Series 4342 CI 3.00% 11/15/33 Σ	1,776,647	206,517

4     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4366 DI 3.50% 5/15/33 Σ	54,706	$6,148
Series 4433 DI 3.00% 8/15/32 Σ	154,517	14,219
Series 4453 DI 3.50% 11/15/33 Σ	2,044,164	213,730
Series 4476 GI 3.00% 6/15/41 Σ	58,053	6,983
Series 4479 TI 4.00% 7/15/34 Σ	953,753	117,116
Series 4487 ZC 3.50% 6/15/45	83,873	82,194
Series 4494 SA 3.671% (6.18% minus LIBOR01M, Cap
6.18%) 7/15/45 Σ●	1,233,958	246,882
Series 4504 IO 3.50% 5/15/42 Σ	1,911,816	188,417
Series 4518 CI 3.50% 6/15/42 Σ	755,849	91,500
Series 4520 AI 3.50% 10/15/35 Σ	1,265,551	189,623
Series 4527 CI 3.50% 2/15/44 Σ	5,678,995	886,070
Series 4567 LI 4.00% 8/15/45 Σ	373,894	67,247
Series 4574 AI 3.00% 4/15/31 Σ	5,246,309	637,026
Series 4580 MI 3.50% 2/15/43 Σ	240,188	31,037
Series 4581 LI 3.00% 5/15/36 Σ	2,077,612	248,674
Series 4609 QZ 3.00% 8/15/46	2,112,148	1,908,812
Series 4610 IB 3.00% 6/15/41 Σ	17,182,762	1,745,604
Series 4618 SA 3.491% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 Σ●	5,365,457	1,055,368
Series 4623 MS 3.491% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 Σ●	2,025,000	350,487
Series 4623 WI 4.00% 8/15/44 Σ	80,558	12,144
Series 4627 PI 3.50% 5/15/44 Σ	6,818,058	822,221
Series 4629 KB 3.00% 11/15/46	40,000	37,753
Series 4643 QI 3.50% 9/15/45 Σ	85,788	14,380
Series 4644 GI 3.50% 5/15/40 Σ	3,102,718	420,491
Series 4648 SA 3.491% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 Σ●	6,751,736	1,239,555
Series 4655 WI 3.50% 8/15/43 Σ	3,249,933	461,508
Series 4657 PS 3.491% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 Σ●	7,106,031	1,279,652
Series 4660 GI 3.00% 8/15/43 Σ	2,288,141	325,453
Series 4663 AI 3.00% 3/15/42 Σ	4,992,392	656,708
Series 4663 HZ 3.50% 3/15/47	749,518	724,533
Series 4665 NI 3.50% 7/15/41 Σ	12,845,092	1,539,393
Series 4667 CI 3.50% 7/15/40 Σ	265,436	23,623
Series 4667 LI 3.50% 10/15/43 Σ	1,504,234	207,813
Series 4669 QI 3.50% 6/15/41 Σ	870,108	102,272
Series 4673 WI 3.50% 9/15/43 Σ	3,377,086	480,521
Series 4674 GI 3.50% 10/15/40 Σ	222,927	20,194
Series 4676 KZ 2.50% 7/15/45	1,635,173	1,421,499
Series 4690 WI 3.50% 12/15/43 Σ	4,388,350	655,568

NQ-189 [1/19] 3/19 (764777) 5

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4691 LI 3.50% 1/15/41 Σ	2,948,116	$319,647
Series 4693 EI 3.50% 8/15/42 Σ	2,210,101	315,114
Series 4703 CI 3.50% 7/15/42 Σ	6,660,978	814,644
Freddie Mac Strips
Series 284 S6 3.591% (6.10% minus LIBOR01M, Cap
6.10%) 10/15/42 Σ●	4,905,157	906,019
Series 303 151 4.50% 12/15/42 Σ●	702,770	148,207
Series 304 C38 3.50% 12/15/27 Σ	2,681,467	228,999
Series 319 S2 3.491% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	2,731,308	501,830
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.36% (LIBOR01M + 2.85%)
4/25/28 ●	1,680,961	1,723,420
Series 2015-HQA1 M2 5.16% (LIBOR01M + 2.65%)
3/25/28 ●	771,616	781,973
Series 2016-DNA3 M2 4.51% (LIBOR01M + 2.00%)
12/25/28 ●	1,004,350	1,013,401
Series 2016-DNA4 M2 3.81% (LIBOR01M + 1.30%,
Floor 1.30%) 3/25/29 ●	1,194,874	1,198,701
Series 2016-HQA2 M2 4.76% (LIBOR01M + 2.25%)
11/25/28 ●	1,182,076	1,200,931
Series 2017-DNA1 M2 5.76% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 ●	4,500,000	4,829,902
Series 2017-DNA3 M2 5.01% (LIBOR01M + 2.50%)
3/25/30 ●	1,420,000	1,458,576
Series 2017-HQA3 M2 4.86% (LIBOR01M + 2.35%)
4/25/30 ●	3,480,000	3,528,933
Series 2018-HQA1 M2 4.81% (LIBOR01M + 2.30%)
9/25/30 ●	3,460,000	3,433,741
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	17,301	19,847
Series T-58 2A 6.50% 9/25/43 ◆	353,309	403,352
GNMA
Series 2011-157 SG 4.097% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 Σ●	3,780,165	762,626
Series 2012-61 PI 3.00% 4/20/39 Σ	204,728	10,808
Series 2013-113 LY 3.00% 5/20/43	862,000	824,986
Series 2013-182 CZ 2.50% 12/20/43	1,626,973	1,469,148
Series 2014-12 ZB 3.00% 1/16/44	193,990	183,428
Series 2015-44 AI 3.00% 8/20/41 Σ	250,322	24,639
Series 2015-111 IH 3.50% 8/20/45 Σ	5,984,933	691,445
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,307,885
Series 2015-142 AI 4.00% 2/20/44 Σ	1,254,954	153,120

6     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-185 PZ 3.00% 12/20/45	1,148,336	$1,135,103
Series 2016-32 MS 3.547% (6.05% minus LIBOR01M,
Cap 6.05%) 3/20/46 Σ●	261,494	49,375
Series 2016-46 DZ 3.00% 4/20/46	453,901	407,994
Series 2016-49 PZ 3.00% 11/16/45	342,054	311,877
Series 2016-74 PL 3.00% 5/20/46	1,248,000	1,128,796
Series 2016-75 JI 3.00% 9/20/43 Σ	16,414,994	1,857,015
Series 2016-89 QS 3.547% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	4,331,872	941,364
Series 2016-101 QL 3.00% 7/20/46	117,000	113,527
Series 2016-108 YL 3.00% 8/20/46	1,395,000	1,374,677
Series 2016-118 DI 3.50% 3/20/43 Σ	9,456,437	1,126,087
Series 2016-118 ES 3.597% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	5,107,109	947,107
Series 2016-120 IA 3.00% 2/20/46 Σ	353,374	44,877
Series 2016-126 NS 3.597% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	4,978,665	919,724
Series 2016-134 MZ 3.00% 10/20/46	3,369,681	3,218,563
Series 2016-135 JI 3.00% 7/20/46 Σ	3,179,804	487,407
Series 2016-147 ST 3.547% (6.05% minus LIBOR01M,
Cap 6.05%) 10/20/46 Σ●	6,500,884	1,143,265
Series 2016-149 GI 4.00% 11/20/46 Σ	4,962,339	1,003,689
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,388,109
Series 2016-159 MI 3.00% 3/20/46 Σ	436,170	61,506
Series 2016-163 MI 3.50% 11/20/46 Σ	4,030,357	368,946
Series 2016-163 XI 3.00% 10/20/46 Σ	6,628,041	847,098
Series 2016-170 MZ 3.00% 12/20/46	35,126	32,409
Series 2016-171 IO 3.00% 7/20/44 Σ	9,284,994	1,058,290
Series 2016-171 IP 3.00% 3/20/46 Σ	6,099,517	765,140
Series 2017-10 IB 4.00% 1/20/47 Σ	5,438,872	1,102,086
Series 2017-18 QS 3.59% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 Σ●	5,684,784	988,863
Series 2017-33 PZ 3.00% 2/20/47	1,419,206	1,291,819
Series 2017-34 AZ 3.00% 1/20/47	87,687	77,826
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,101,192
Series 2017-36 ZC 3.00% 3/20/47	181,721	164,837
Series 2017-45 JZ 3.50% 3/20/47	34,117	34,295
Series 2017-52 LE 3.00% 1/16/47	19,000	17,814
Series 2017-56 JZ 3.00% 4/20/47	66,392	60,225
Series 2017-80 AS 3.697% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	8,265,310	1,581,415
Series 2017-101 AI 4.00% 7/20/47 Σ	3,511,515	601,918
Series 2017-101 HD 3.00% 1/20/47	3,000	2,884

NQ-189 [1/19] 3/19 (764777)     7

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-101 TI 4.00% 3/20/44 Σ	5,247,061	$749,656
Series 2017-107 QZ 3.00% 8/20/45	1,030,537	935,952
Series 2017-113 LB 3.00% 7/20/47	2,620,000	2,475,719
Series 2017-114 IK 4.00% 10/20/44 Σ	7,738,328	1,412,485
Series 2017-116 ZL 3.00% 6/20/47	2,036,502	1,840,562
Series 2017-121 IL 3.00% 2/20/42 Σ	285,439	34,337
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,115,018
Series 2017-134 KI 4.00% 5/20/44 Σ	4,180,600	587,912
Series 2017-144 EI 3.00% 12/20/44 Σ	7,277,939	960,729
Series 2017-174 HI 3.00% 7/20/45 Σ	6,605,290	932,006
Series 2018-1 ST 3.697% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	11,014,326	2,063,824
Series 2018-8 VZ 3.00% 3/20/47	1,916,574	1,710,275
Series 2018-11 AI 3.00% 1/20/46 Σ	4,353,225	533,612
Series 2018-13 PZ 3.00% 1/20/48	947,549	892,092
Series 2018-14 ZE 3.50% 1/20/48	522,961	504,956
Series 2018-24 HZ 3.00% 2/20/48	485,143	437,642
Series 2018-34 TY 3.50% 3/20/48	827,000	822,899
Series 2018-37 SA 3.697% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	3,708,934	723,200
Series 2018-46 AS 3.697% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	13,155,743	2,722,047
Total Agency Collateralized Mortgage Obligations (cost $184,170,054)		178,119,430

Agency Commercial Mortgage-Backed Securities – 1.46%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	3,000,000	2,907,200
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,441,370
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.278% 9/25/43 #●	4,520,000	4,637,627
Series 2011-K14 B 144A 5.18% 2/25/47 #●	3,345,000	3,488,452
Series 2011-K15 B 144A 4.948% 8/25/44 #●	485,000	504,842
Series 2012-K22 B 144A 3.687% 8/25/45 #●	4,410,000	4,482,196
Series 2012-K23 B 144A 3.656% 10/25/45 #●	7,400,000	7,492,579
Series 2013-K25 C 144A 3.619% 11/25/45 #●	2,800,000	2,756,653
Series 2013-K28 C 144A 3.49% 6/25/46 #●	450,000	440,407
Series 2013-K33 B 144A 3.50% 8/25/46 #●	4,295,000	4,325,349
Series 2013-K33 C 144A 3.50% 8/25/46 #●	450,000	434,340
Series 2013-K712 B 144A 3.358% 5/25/45 #●	2,280,000	2,280,293
Series 2013-K713 B 144A 3.154% 4/25/46 #●	1,355,000	1,353,176
Series 2013-K713 C 144A 3.154% 4/25/46 #●	4,425,000	4,410,831

8     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K717 B 144A 3.629% 11/25/47 #●	1,925,000	$1,944,977
Series 2014-K717 C 144A 3.629% 11/25/47 #●	650,000	654,802
Series 2015-K44 B 144A 3.683% 1/25/48 #●	1,000,000	980,093
Series 2015-K49 B 144A 3.72% 10/25/48 #●	4,460,000	4,372,290
Series 2015-K721 C 144A 3.565% 11/25/47 #●	2,225,000	2,170,574
Series 2016-K53 B 144A 4.019% 3/25/49 #●	1,465,000	1,463,258
Series 2016-K722 B 144A 3.836% 7/25/49 #●	2,175,000	2,213,091
Total Agency Commercial Mortgage-Backed Securities (cost $58,080,221)		57,754,400

Agency Mortgage-Backed Securities – 7.11%
Fannie Mae S.F. 30 yr
3.50% 2/1/48	11,643,181	11,738,672
4.50% 4/1/39	501,826	527,005
4.50% 8/1/40	690,214	723,904
4.50% 10/1/43	1,913,472	2,019,811
4.50% 12/1/43	314,988	332,010
4.50% 10/1/44	953,329	1,004,813
4.50% 2/1/46	54,136	56,879
4.50% 5/1/46	3,132,351	3,277,695
5.00% 7/1/47	2,393,257	2,569,626
5.50% 5/1/44	44,054,593	48,022,445
5.50% 8/1/48	3,493,771	3,772,785
6.00% 6/1/41	8,122,541	9,011,839
6.00% 7/1/41	23,666,967	26,270,086
6.00% 1/1/42	6,816,858	7,517,654
Fannie Mae S.F. 30 yr TBA
3.50% 2/1/49	35,526,000	35,702,937
Freddie Mac S.F. 30 yr
3.00% 12/1/48	54,169,814	53,241,598
3.50% 11/1/48	13,892,540	14,036,712
4.50% 4/1/39	286,679	301,539
4.50% 8/1/44	1,053,433	1,106,539
5.00% 12/1/44	5,742,364	6,167,194
5.50% 6/1/41	7,021,949	7,688,414
5.50% 9/1/41	14,336,898	15,734,398
6.00% 7/1/40	19,715,596	21,876,729
GNMA I S.F. 30 yr
5.50% 2/15/41	977,234	1,067,116
GNMA II S.F. 30 yr
5.50% 5/20/37	659,428	696,835
6.00% 2/20/39	657,793	699,710
6.00% 10/20/39	2,446,394	2,673,031

NQ-189 [1/19] 3/19 (764777)     9

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 2/20/40	2,650,611	$2,832,050
6.00% 4/20/46	854,605	930,185
6.50% 6/20/39	4,156	4,629
Total Agency Mortgage-Backed Securities (cost $281,308,774)		281,604,840

Collateralized Debt Obligations – 4.12%
AMMC CLO 21
Series 2017-21A A 144A 3.988% (LIBOR03M + 1.25%)
11/2/30 #●	2,750,000	2,742,149
AMMC CLO 22
Series 2018-22A A 144A 3.801% (LIBOR03M + 1.03%,
Floor 1.03%) 4/25/31 #●	4,400,000	4,338,563
Apex Credit CLO
Series 2018-1A A2 144A 3.801% (LIBOR03M + 1.03%)
4/25/31 #●	11,200,000	11,044,062
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.877% (LIBOR03M + 1.09%)
1/15/31 #●	5,900,000	5,822,970
Battalion CLO XII
Series 2018-12A A1 144A 3.71% (LIBOR03M + 1.07%,
Floor 1.07%) 5/17/31 #●	4,400,000	4,346,351
Black Diamond CLO
Series 2015-1A A2R 144A 3.858% (LIBOR03M + 1.05%,
Floor 1.05%) 10/3/29 #●	3,000,000	2,980,365
Series 2017-1A A1A 144A 4.069% (LIBOR03M + 1.29%)
4/24/29 #●	4,000,000	3,989,016
Series 2017-2A A2 144A 3.769% (LIBOR03M + 1.30%,
Floor 1.30%) 1/20/32 #●	2,800,000	2,802,030
Catamaran CLO
Series 2014-1A A1BR 144A 4.151% (LIBOR03M +
1.39%) 4/22/30 #●	5,000,000	5,002,810
Cedar Funding IV CLO
Series 2014-4A AR 144A 4.002% (LIBOR03M + 1.23%)
7/23/30 #●	4,000,000	3,987,516
Cedar Funding VIII CLO
Series 2017-8A A1 144A 4.023% (LIBOR03M + 1.25%)
10/17/30 #●	5,330,000	5,314,953
CFIP CLO
Series 2017-1A A 144A 4.00% (LIBOR03M + 1.22%)
1/18/30 #●	10,800,000	10,759,187
ECP CLO
Series 2015-7A A1R 144A 3.901% (LIBOR03M + 1.14%)
4/22/30 #●	14,000,000	13,802,586

10     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Mariner CLO 5
Series 2018-5A A 144A 3.881% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #●	8,000,000	$7,920,944
Midocean Credit CLO IX
Series 2018-9A A1 144A 3.911% (LIBOR03M + 1.15%,
Floor 1.15%) 7/20/31 #●	2,000,000	1,978,290
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.795% (LIBOR03M + 1.15%)
2/20/31 #●	5,830,000	5,770,283
MP CLO IV
Series 2013-2A ARR 144A 4.051% (LIBOR03M + 1.28%)
7/25/29 #●	7,000,000	6,991,180
Northwoods Capital XVII
Series 2018-17A A 144A 3.821% (LIBOR03M + 1.06%,
Floor 1.06%) 4/22/31 #●	7,800,000	7,683,000
OCP CLO
Series 2017-13A A1A 144A 4.047% (LIBOR03M +
1.26%) 7/15/30 #●	5,750,000	5,736,855
OZLM XVIII
Series 2018-18A A 144A 3.807% (LIBOR03M + 1.02%,
Floor 1.02%) 4/15/31 #●	6,250,000	6,125,456
Saranac CLO VII
Series 2014-2A A1AR 144A 3.875% (LIBOR03M +
1.23%) 11/20/29 #●	6,500,000	6,478,966
Shackleton CLO
Series 2013-3A AR 144A 3.907% (LIBOR03M + 1.12%,
Floor 1.12%) 7/15/30 #●	5,500,000	5,453,041
Sound Point CLO II
Series 2013-1A A1R 144A 3.835% (LIBOR03M + 1.07%,
Floor 1.07%) 1/26/31 #●	3,200,000	3,159,062
Sounds Point CLO IV-R
Series 2013-3RA A 144A 3.93% (LIBOR03M + 1.15%,
Floor 1.15%) 4/18/31 #●	6,000,000	5,941,794
Steele Creek CLO
Series 2017-1A A 144A 4.037% (LIBOR03M + 1.25%)
1/15/30 #●	3,000,000	2,991,339
Venture 31 CLO
Series 2018-31A A1 144A 3.791% (LIBOR03M + 1.03%,
Floor 1.03%) 4/20/31 #●	7,150,000	7,049,364
Venture CDO
Series 2016-25A A1 144A 4.251% (LIBOR03M + 1.49%)
4/20/29 #●	2,085,000	2,088,947
Venture XXII CLO
Series 2015-22A AR 144A 3.867% (LIBOR03M + 1.08%)
1/15/31 #●	7,000,000	6,891,675

NQ-189 [1/19] 3/19 (764777)     11

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Zais CLO 6
Series 2017-1A A1 144A 4.157% (LIBOR03M + 1.37%)
7/15/29 #●	4,000,000	$4,000,856
Total Collateralized Debt Obligations (cost $164,611,825)		163,193,610

Convertible Bonds – 3.28%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00,
maturity date 12/15/23	1,085,000	1,764,632
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20 *	2,172,000	2,627,707
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	754,000	752,084
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	1,630,000	1,620,807
Boingo Wireless 144A 1.00% exercise price $42.32,
maturity date 10/1/23 #	3,194,000	2,866,522
Booking Holdings 0.35% exercise price $1,315.10,
maturity date 6/15/20	2,143,000	3,055,432
Cemex 3.72% exercise price $11.01, maturity date
3/15/20	3,743,000	3,693,110
Cemex 3.72% exercise price $11.01, maturity date
3/15/20 *	1,663,000	1,641,915
Chart Industries 144A 1.00% exercise price $58.73,
maturity date 11/15/24 #	2,399,000	3,311,939
Cheniere Energy 4.25% exercise price $138.38, maturity
date 3/15/45	6,098,000	4,565,877
Cree 144A 0.875% exercise price $59.97, maturity date
9/1/23 #	4,108,000	4,402,420
CSG Systems International 4.25% exercise price $57.05,
maturity date 3/15/36	2,737,000	2,824,310
DISH Network 2.375% exercise price $82.22, maturity
date 3/15/24	1,943,000	1,614,196
DISH Network 3.375% exercise price $65.18, maturity
date 8/15/26	4,229,000	3,603,108
Dycom Industries 0.75% exercise price $96.89, maturity
date 9/15/21	2,378,000	2,285,075
Empire State Realty OP 144A 2.625% exercise price
$19.25, maturity date 8/15/19 #	2,631,000	2,617,845
FTI Consulting 144A 2.00% exercise price $101.38,
maturity date 8/15/23 #	1,819,000	1,766,704
GAIN Capital Holdings 5.00% exercise price $8.20,
maturity date 8/15/22	3,400,000	3,593,650
GCI Liberty 144A 1.75% exercise price $370.52, maturity
date 9/30/46 #	3,626,000	3,884,200

12     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Helix Energy Solutions Group 4.125% exercise price
$9.47, maturity date 9/15/23	165,000	$169,581
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	3,601,000	3,475,516
Huron Consulting Group 1.25% exercise price $79.89,
maturity date 10/1/19	2,191,000	2,152,657
Insulet 1.25% exercise price $58.37, maturity date
9/15/21	1,144,000	1,652,911
Insulet 144A 1.375% exercise price $93.18, maturity date
11/15/24 #	1,949,000	2,135,913
Jazz Investments I 1.875% exercise price $199.77,
maturity date 8/15/21	2,005,000	1,972,072
Knowles 3.25% exercise price $18.43, maturity date
11/1/21	2,351,000	2,602,341
Liberty Media 2.25% exercise price $34.93, maturity date
9/30/46	4,212,000	2,123,269
Ligand Pharmaceuticals 144A 0.75% exercise price
$248.48, maturity date 5/15/23 #	2,325,000	1,978,882
Medicines 2.75% exercise price $48.97, maturity date
7/15/23	4,386,000	3,472,480
Medicines 144A 3.50% exercise price $25.19, maturity
date 1/15/24 #	701,000	790,816
Meritor 3.25% exercise price $39.92, maturity date
10/15/37	2,150,000	2,052,710
Microchip Technology 1.625% exercise price $97.55,
maturity date 2/15/27	3,327,000	3,568,207
Neurocrine Biosciences 2.25% exercise price $75.92,
maturity date 5/15/24	1,803,000	2,449,008
Novellus Systems 2.625% exercise price $32.73, maturity
date 5/15/41	625,000	3,250,990
NRG Energy 144A 2.75% exercise price $47.74, maturity
date 6/1/48 #	3,499,000	3,905,307
NXP Semiconductors 1.00% exercise price $102.25,
maturity date 12/1/19	1,781,000	1,839,267
Pacira Pharmaceuticals 2.375% exercise price $66.89,
maturity date 4/1/22	1,347,000	1,339,423
Palo Alto Networks 144A 0.75% exercise price $266.35,
maturity date 7/1/23 #	2,748,000	2,872,091
Paratek Pharmaceuticals 144A 4.75% exercise price
$15.90, maturity date 5/1/24 #	4,889,000	4,013,781
PROS Holdings 2.00% exercise price $48.63, maturity
date 6/1/47	3,711,000	3,604,372
Quotient Technology 1.75% exercise price $17.36,
maturity date 12/1/22	2,617,000	2,427,267

NQ-189 [1/19] 3/19 (764777)     13

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Convertible Bonds (continued)
Retrophin 2.50% exercise price $38.80, maturity date
9/15/25		708,000	$628,347
Royal Gold 2.875% exercise price $102.29, maturity date
6/15/19		4,583,000	4,594,687
Spirit Realty Capital 3.75% exercise price $57.48, maturity
date 5/15/21		1,556,000	1,527,798
Synaptics 0.50% exercise price $73.02, maturity date
6/15/22		2,677,000	2,402,875
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19 *		1,481,000	1,432,244
Team 5.00% exercise price $21.70, maturity date 8/1/23		2,399,000	2,376,509
Tesla Energy Operations 1.625% exercise price $759.35,
maturity date 11/1/19		2,703,000	2,572,742
Vector Group 1.75% exercise price $21.28, maturity date
4/15/20 ●		2,295,000	2,335,163
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21		3,751,000	3,761,934
Vishay Intertechnology 144A 2.25% exercise price $31.49,
maturity date 6/15/25 #		2,071,000	1,926,577
Total Convertible Bonds (cost $130,824,447)			129,899,270

Corporate Bonds – 43.64%
Banking – 9.82%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ		3,060,000	2,800,910
Ally Financial 5.75% 11/20/25 *		1,020,000	1,064,625
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,297,989
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		3,285,000	3,096,523
Banco do Brasil 144A 4.875% 4/19/23 #		2,325,000	2,354,063
Banco Santander 3.848% 4/12/23		4,300,000	4,290,576
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero
144A 4.125% 11/9/22 #		3,260,000	3,241,255
144A 5.95% 10/1/28 #µ		2,295,000	2,340,326
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,042,003
3.864% 7/23/24 µ		11,270,000	11,494,435
4.271% 7/23/29 µ		3,000,000	3,097,447
Bank of China 144A 5.00% 11/13/24 #		3,800,000	3,961,945
Bank of Georgia 144A 6.00% 7/26/23 #		3,380,000	3,343,902
Bank of Montreal 3.30% 2/5/24		3,945,000	3,936,873
Bank of New York Mellon 4.625% µψ		820,000	769,959
Barclays 7.75% µψ		2,335,000	2,330,132
BB&T 3.75% 12/6/23		8,205,000	8,438,879

14     NQ-189 [1/19] 3/19 (764777)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer
144A 5.125% 1/18/33 #µ		1,356,000	$1,228,875
144A 7.25% 4/22/20 #		935,000	970,063
BNG Bank 3.50% 7/19/27	AUD	1,736,000	1,322,837
Branch Banking & Trust 2.25% 6/1/20		1,355,000	1,343,000
Citibank
3.40% 7/23/21		2,620,000	2,645,318
3.65% 1/23/24		7,435,000	7,551,070
Citigroup
3.19% (BBSW3M + 1.25%) 8/7/19 ●	AUD	2,308,000	1,682,295
3.75% 10/27/23	AUD	2,222,000	1,648,992
Citizens Bank 2.55% 5/13/21		1,975,000	1,948,456
Citizens Financial Group
2.375% 7/28/21		485,000	474,499
4.30% 12/3/25		4,810,000	4,802,775
Compass Bank
2.875% 6/29/22		5,190,000	5,029,593
3.875% 4/10/25		5,505,000	5,360,770
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	977,948
3.375% 4/24/23	NZD	1,411,000	1,003,485
Credit Suisse Group
144A 6.25% #µψ		10,305,000	10,214,398
144A 7.25% #µψ		4,240,000	4,203,854
144A 7.50% #µψ		4,635,000	4,731,570
Credito Real 144A 9.50% 2/7/26 #		2,380,000	2,380,000
DBS Group Holdings 144A 4.52% 12/11/28 #µ		4,460,000	4,570,131
Fifth Third Bancorp
3.65% 1/25/24		1,440,000	1,449,095
3.95% 3/14/28		4,250,000	4,281,246
Fifth Third Bank
2.30% 3/15/19		3,935,000	3,933,233
3.85% 3/15/26		2,435,000	2,416,822
Goldman Sachs Group
3.24% (BBSW3M + 1.30%) 8/21/19 ●	AUD	2,390,000	1,742,713
3.55% 2/12/21	CAD	1,500,000	1,158,834
5.15% 5/22/45		1,975,000	2,025,425
5.20% 12/17/19	NZD	1,444,000	1,018,645
6.00% 6/15/20		10,020,000	10,416,957
HSBC Holdings 4.292% 9/12/26 µ		4,535,000	4,609,951
Huntington National Bank 2.50% 8/7/22		2,745,000	2,676,887
ICICI Bank 144A 4.00% 3/18/26 #		3,180,000	3,052,062

NQ-189 [1/19] 3/19 (764777)     15

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
ING Groep
144A 4.625% 1/6/26 #		3,530,000	$3,632,239
6.875% 4/16/67 µψ		3,445,000	3,532,541
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	986,000	1,417,205
3.797% 7/23/24 µ		3,395,000	3,450,460
3.96% 1/29/27 µ		4,225,000	4,303,805
4.023% 12/5/24 µ		4,585,000	4,706,530
4.452% 12/5/29 µ		5,565,000	5,827,131
6.75% µψ		4,475,000	4,826,936
KeyBank
2.30% 9/14/22		3,505,000	3,398,947
6.95% 2/1/28		17,740,000	21,331,429
Kookmin Bank 144A 2.875% 3/25/23 #		1,905,000	1,862,357
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	2,457,000	1,926,982
Lloyds Banking Group 7.50% *µψ		2,115,000	2,157,300
Morgan Stanley
3.125% 8/5/21	CAD	999,000	767,343
3.737% 4/24/24 µ		5,525,000	5,594,874
3.811% (LIBOR03M + 1.22%) 5/8/24 ●		6,815,000	6,843,565
5.00% 9/30/21	AUD	1,489,000	1,141,507
5.00% 11/24/25		8,020,000	8,487,843
5.50% 1/26/20		2,680,000	2,744,741
Nationwide Building Society 144A 4.125% 10/18/32 #µ		4,445,000	4,053,061
Nederlandse Waterschapsbank 144A 2.808% (LIBOR03M
+ 0.02%) 3/15/19 #●		1,145,000	1,145,286
PNC Bank
2.70% 11/1/22		725,000	710,283
4.05% 7/26/28		8,005,000	8,210,925
PNC Financial Services Group
3.50% 1/23/24		430,000	434,621
5.00% µψ		5,800,000	5,518,555
Popular 6.125% 9/14/23		1,195,000	1,229,057
Regions Financial
2.75% 8/14/22		2,140,000	2,087,717
3.80% 8/14/23		2,980,000	3,007,219
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	196,591
4.519% 6/25/24 µ		1,295,000	1,298,002
8.625% µψ		8,640,000	9,220,608
Santander UK 144A 5.00% 11/7/23 #		9,890,000	9,972,997
Societe Generale 144A 7.375% 12/29/49 #µψ		1,160,000	1,201,180

16     NQ-189 [1/19] 3/19 (764777)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street 4.141% 12/3/29 µ		4,775,000	$5,064,583
SunTrust Banks
2.45% 8/1/22		3,070,000	2,993,130
2.70% 1/27/22		5,605,000	5,512,741
3.00% 2/2/23		2,050,000	2,027,057
3.30% 5/15/26		2,845,000	2,743,477
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		610,000	587,156
144A 6.25% 4/20/21 #		3,965,000	3,995,951
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ		2,760,000	2,270,111
UBS Group Funding Switzerland
144A 4.125% 9/24/25 #		5,345,000	5,414,125
6.875% µψ		9,105,000	9,297,564
7.125% µψ		1,405,000	1,464,242
US Bancorp
3.10% 4/27/26		7,010,000	6,824,210
3.15% 4/27/27		2,610,000	2,574,297
3.375% 2/5/24		3,040,000	3,066,884
US Bank 3.40% 7/24/23		2,655,000	2,689,807
USB Capital IX 3.807% (LIBOR03M + 1.02%) ψ●		27,182,000	20,970,234
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	1,818,092
3.50% 9/12/29	GBP	1,700,000	2,429,967
Wells Fargo Capital X 5.95% 12/15/36		470,000	502,927
Westpac Banking 5.00% µψ		1,345,000	1,166,237
Woori Bank 144A 4.75% 4/30/24 #*		3,670,000	3,745,569
Zions Bancorporation 4.50% 6/13/23		3,460,000	3,518,964
			388,690,803
Basic Industry – 4.10%
Alcoa Nederland Holding 144A 6.75% 9/30/24 #		1,550,000	1,622,323
Anglo American Capital
144A 3.625% 9/11/24 #		1,835,000	1,777,294
144A 4.00% 9/11/27 #		1,130,000	1,068,792
144A 4.75% 4/10/27 #		12,820,000	12,806,734
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		12,410,000	12,857,070
BMC East 144A 5.50% 10/1/24 #		1,200,000	1,149,000
Boise Cascade 144A 5.625% 9/1/24 #		1,475,000	1,438,125
Braskem Netherlands Finance
144A 3.50% 1/10/23 #		610,000	592,889
144A 4.50% 1/10/28 #		4,220,000	4,125,050
Builders FirstSource 144A 5.625% 9/1/24 #		1,590,000	1,522,425
CK Hutchison International 17 144A 2.875% 4/5/22 #		4,320,000	4,257,299

NQ-189 [1/19] 3/19 (764777)     17

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Cleveland-Cliffs 5.75% 3/1/25	1,885,000	$1,828,450
CSN Resources 144A 7.625% 2/13/23 #*	3,845,000	3,782,519
Cydsa 144A 6.25% 10/4/27 #	3,825,000	3,547,687
Dow Chemical
144A 4.80% 11/30/28 #	6,040,000	6,319,634
144A 5.55% 11/30/48 #	4,835,000	5,111,046
DowDuPont
4.205% 11/15/23	4,060,000	4,208,943
4.725% 11/15/28	3,930,000	4,170,478
5.419% 11/15/48	4,460,000	4,856,560
Equate Petrochemical 144A 3.00% 3/3/22 #	1,795,000	1,756,515
First Quantum Minerals
144A 7.25% 4/1/23 #	2,300,000	2,210,898
144A 7.50% 4/1/25 #	1,495,000	1,407,169
Freeport-McMoRan
4.55% 11/14/24	780,000	750,750
5.45% 3/15/43	1,065,000	921,225
6.875% 2/15/23	1,985,000	2,086,731
Georgia-Pacific 8.00% 1/15/24	11,171,000	13,513,931
HD Supply 144A 5.375% 10/15/26 #	1,720,000	1,737,200
Hudbay Minerals
144A 7.25% 1/15/23 #	30,000	31,050
144A 7.625% 1/15/25 #	685,000	707,263
Israel Chemicals 144A 6.375% 5/31/38 #	4,620,000	4,760,656
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	829,880
Lennar 5.875% 11/15/24	315,000	326,419
Mexichem 144A 5.50% 1/15/48 #	4,225,000	3,813,063
NOVA Chemicals
144A 5.00% 5/1/25 #	1,055,000	974,556
144A 5.25% 6/1/27 #	860,000	787,975
Novelis 144A 6.25% 8/15/24 #	883,000	894,037
Novolipetsk Steel Via Steel Funding 144A 4.00%
9/21/24 #	2,035,000	1,937,165
OCP
144A 4.50% 10/22/25 #	800,000	785,476
144A 6.875% 4/25/44 #*	2,310,000	2,455,128
Olin 5.125% 9/15/27 *	2,115,000	2,072,700
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	3,150,000	2,987,847
Phosagro OAO Via Phosagro Bond Funding 144A 3.95%
11/3/21 #	2,435,000	2,386,909
SASOL Financing USA
5.875% 3/27/24	1,885,000	1,946,689

18     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
SASOL Financing USA
6.50% 9/27/28	1,705,000	$1,803,464
Standard Industries 144A 5.00% 2/15/27 #	2,410,000	2,271,425
Starfruit Finco 144A 8.00% 10/1/26 #*	745,000	745,000
Steel Dynamics 5.50% 10/1/24	1,030,000	1,065,844
Suzano Austria
144A 6.00% 1/15/29 #	1,960,000	2,060,940
144A 7.00% 3/16/47 #	2,195,000	2,385,965
Syngenta Finance
144A 3.933% 4/23/21 #	2,540,000	2,522,579
144A 4.441% 4/24/23 #	1,560,000	1,544,632
144A 5.182% 4/24/28 #	6,570,000	6,269,976
Tronox Finance 144A 5.75% 10/1/25 #	2,025,000	1,759,219
Vedanta Resources
144A 6.125% 8/9/24 #	965,000	880,229
144A 7.125% 5/31/23 #	1,615,000	1,576,644
WRKCo
144A 4.65% 3/15/26 #	3,320,000	3,424,657
144A 4.90% 3/15/29 #	4,510,000	4,704,699
		162,138,823
Brokerage – 0.95%
Charles Schwab
3.25% 5/21/21	2,160,000	2,177,071
3.85% 5/21/25 *	2,300,000	2,373,628
5.00% µψ	1,740,000	1,548,992
E*TRADE Financial
3.80% 8/24/27	3,095,000	2,922,221
5.875% *µψ	3,380,000	3,303,950
Intercontinental Exchange
3.45% 9/21/23	1,040,000	1,051,114
3.75% 9/21/28	1,160,000	1,173,546
4.25% 9/21/48	100,000	102,601
Jefferies Group
4.15% 1/23/30	1,585,000	1,391,503
6.45% 6/8/27	3,815,000	4,028,773
6.50% 1/20/43	2,455,000	2,397,838
Lazard Group 3.75% 2/13/25	15,330,000	15,076,275
		37,547,512
Capital Goods – 1.26%
Anixter 144A 6.00% 12/1/25 #	780,000	801,450
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	790,000	770,250
Ball 5.25% 7/1/25	2,100,000	2,207,625

NQ-189 [1/19] 3/19 (764777)     19

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier 144A 6.00% 10/15/22 #*		1,175,000	$1,138,281
BWAY Holding 144A 5.50% 4/15/24 #		2,165,000	2,123,064
CCL Industries 144A 3.25% 10/1/26 #		3,480,000	3,253,913
Crane 4.20% 3/15/48		2,330,000	2,167,473
EnPro Industries 144A 5.75% 10/15/26 #		785,000	783,037
General Electric 2.70% 10/9/22		1,260,000	1,208,238
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #		2,065,000	2,044,350
L3 Technologies
3.85% 6/15/23		1,925,000	1,947,168
4.40% 6/15/28		620,000	637,023
Martin Marietta Materials 4.25% 12/15/47		3,280,000	2,684,797
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #		1,430,000	1,437,150
Northrop Grumman
2.55% 10/15/22		6,300,000	6,193,665
3.25% 8/1/23		2,550,000	2,558,175
nVent Finance 4.55% 4/15/28		10,470,000	10,286,351
Rockwell Collins 3.50% 3/15/27		2,390,000	2,303,724
TransDigm 6.375% 6/15/26		745,000	719,856
United Technologies
3.65% 8/16/23		945,000	959,272
4.125% 11/16/28		3,425,000	3,522,667
			49,747,529
Communications – 4.15%
American Tower Trust #1 144A 3.07% 3/15/23 #		10,235,000	10,110,255
AT&T
4.50% 3/9/48		3,235,000	2,915,262
5.25% 3/1/37		3,470,000	3,527,359
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,646,830
British Telecommunications 4.50% 12/4/23		1,965,000	2,026,475
C&W Senior Financing 144A 7.50% 10/15/26 #		2,290,000	2,279,260
Charter Communications Operating
5.05% 3/30/29		6,635,000	6,776,402
5.375% 4/1/38		2,750,000	2,653,752
Comcast
3.70% 4/15/24		12,235,000	12,516,153
4.70% 10/15/48		5,715,000	5,980,799
Comcel Trust 144A 6.875% 2/6/24 #		3,805,000	3,943,773
Crown Castle International
3.80% 2/15/28		1,465,000	1,431,455
4.30% 2/15/29		2,770,000	2,798,918
5.25% 1/15/23		4,275,000	4,507,816
Crown Castle Towers 144A 4.241% 7/15/28 #		2,090,000	2,103,459

20     NQ-189 [1/19] 3/19 (764777)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Deutsche Telekom International Finance
144A 4.375% 6/21/28 #		4,265,000	$4,314,553
6.50% 4/8/22	GBP	1,270,000	1,906,184
Digicel Group One 144A 8.25% 12/30/22 #*		1,131,000	938,730
Digicel Group Two
144A 8.25% 9/30/22 #*		1,069,000	579,933
144A PIK 9.125% 4/1/24 #✤		4,290,000	1,887,600
Discovery Communications 5.20% 9/20/47		3,955,000	3,748,267
Equinix 5.375% 5/15/27		1,680,000	1,688,400
Fox
144A 4.709% 1/25/29 #		2,345,000	2,452,297
144A 5.576% 1/25/49 #		8,640,000	9,203,586
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,568,135
Level 3 Financing 5.375% 5/1/25		2,500,000	2,475,000
Myriad International Holdings 144A 4.85% 7/6/27 #		830,000	828,589
SBA Communications 4.875% 9/1/24		2,665,000	2,678,325
SBA Tower Trust 144A 2.898% 10/15/19 #ϕ		405,000	403,606
Sprint
7.125% 6/15/24		635,000	654,050
7.875% 9/15/23		2,884,000	3,071,460
Sprint Communications 7.00% 8/15/20		270,000	280,800
Sprint Spectrum 144A 4.738% 3/20/25 #		3,190,000	3,190,000
Telefonica Emisiones 4.895% 3/6/48		2,010,000	1,888,980
TELUS 4.60% 11/16/48		255,000	257,454
Time Warner Cable 7.30% 7/1/38		9,865,000	11,004,806
Time Warner Entertainment 8.375% 3/15/23		5,470,000	6,330,597
T-Mobile USA 6.50% 1/15/26		1,875,000	1,987,500
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,399,108
4.329% 9/21/28		1,990,000	2,061,163
4.50% 8/17/27	AUD	2,230,000	1,685,992
4.50% 8/10/33		9,035,000	9,218,594
Viacom 4.375% 3/15/43		7,330,000	6,281,537
Vodafone Group 3.75% 1/16/24		2,355,000	2,352,043
VTR Finance 144A 6.875% 1/15/24 #		2,255,000	2,330,881
Warner Media
3.875% 1/15/26		1,705,000	1,683,252
4.85% 7/15/45		3,985,000	3,835,520
Zayo Group
144A 5.75% 1/15/27 #		1,615,000	1,564,434
6.375% 5/15/25		520,000	509,600
			164,478,944

NQ-189 [1/19] 3/19 (764777)     21

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 2.26%
Allison Transmission 144A 5.00% 10/1/24 #		2,000,000	$1,977,500
AMC Entertainment Holdings 6.125% 5/15/27 *		1,750,000	1,566,250
Atento Luxco 1 144A 6.125% 8/10/22 #		3,430,000	3,369,975
Best Buy 4.45% 10/1/28		6,320,000	6,020,162
Boyd Gaming 6.375% 4/1/26		1,325,000	1,358,125
Daimler Finance North America 144A 3.35% 2/22/23 #		2,905,000	2,895,551
Dollar Tree
3.70% 5/15/23		4,440,000	4,395,387
4.00% 5/15/25		3,960,000	3,886,132
Ford Motor Credit
4.14% 2/15/23		5,675,000	5,392,192
5.935% (LIBOR03M + 3.14%) 1/7/22 ●		9,585,000	9,695,148
General Motors 6.75% 4/1/46		1,230,000	1,275,835
General Motors Financial
4.35% 4/9/25		4,745,000	4,608,138
5.10% 1/17/24		4,323,000	4,398,193
5.25% 3/1/26		7,620,000	7,626,621
GLP Capital 5.30% 1/15/29		2,015,000	2,044,681
Hilton Worldwide Finance 4.875% 4/1/27		1,950,000	1,934,985
Home Depot 4.50% 12/6/48		1,335,000	1,438,466
JD.com 3.125% 4/29/21		2,625,000	2,568,037
KFC Holding 144A 5.25% 6/1/26 #		1,700,000	1,725,500
Levi Strauss & Co. 5.00% 5/1/25		846,000	854,460
Live Nation Entertainment 144A 5.625% 3/15/26 #		1,725,000	1,746,563
Marriott International 4.50% 10/1/34		1,035,000	1,021,139
MGM Resorts International 5.75% 6/15/25		1,280,000	1,292,800
Penn National Gaming 144A 5.625% 1/15/27 #*		2,375,000	2,238,437
Penske Automotive Group 5.50% 5/15/26 *		1,845,000	1,810,406
Royal Caribbean Cruises 3.70% 3/15/28		6,840,000	6,397,826
Sands China
4.60% 8/8/23		970,000	976,305
5.125% 8/8/25		2,365,000	2,380,665
Scientific Games International 10.00% 12/1/22		2,395,000	2,526,725
			89,422,204
Consumer Non-Cyclical – 4.24%
AbbVie 4.25% 11/14/28		5,260,000	5,243,675
Amgen 4.00% 9/13/29	GBP	1,271,000	1,845,491
Anheuser-Busch 144A 3.65% 2/1/26 #		12,142,000	11,949,727
Anheuser-Busch InBev Worldwide 4.75% 1/23/29		2,085,000	2,169,964
Archer-Daniels-Midland 4.50% 3/15/49		1,455,000	1,540,996
AstraZeneca
3.50% 8/17/23		2,165,000	2,182,870

22     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
AstraZeneca
4.00% 1/17/29	4,420,000	$4,477,212
BAT Capital
2.297% 8/14/20	705,000	696,061
3.222% 8/15/24	6,750,000	6,484,786
Bayer US Finance II
144A 4.25% 12/15/25 #	1,865,000	1,859,943
144A 4.375% 12/15/28 #	7,795,000	7,656,420
Bunge Finance 4.35% 3/15/24	5,105,000	5,048,045
Campbell Soup 3.65% 3/15/23	6,305,000	6,266,276
Cigna
144A 4.125% 11/15/25 #	6,605,000	6,749,247
144A 4.375% 10/15/28 #	2,905,000	2,988,624
Conagra Brands
4.30% 5/1/24	5,345,000	5,396,203
4.60% 11/1/25	1,845,000	1,871,288
5.30% 11/1/38	4,515,000	4,357,332
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,197,469
CVS Health 4.30% 3/25/28	17,305,000	17,543,323
General Mills 3.70% 10/17/23	3,915,000	3,959,138
JBS Investments 144A 7.25% 4/3/24 #*	1,340,000	1,390,679
JBS USA LUX
144A 5.75% 6/15/25 #	1,775,000	1,777,219
144A 6.75% 2/15/28 #	2,280,000	2,337,000
Kernel Holding 144A 8.75% 1/31/22 #	4,410,000	4,389,008
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	4,535,000	4,702,614
MHP
144A 6.95% 4/3/26 #	1,660,000	1,494,000
144A 7.75% 5/10/24 #	3,030,000	2,923,768
Mylan 4.55% 4/15/28	3,330,000	3,204,208
Nestle Holdings 144A 4.00% 9/24/48 #	3,580,000	3,626,087
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	3,612,708
Pernod Ricard 144A 4.45% 1/15/22 #	3,010,000	3,100,775
Pilgrim’s Pride 144A 5.75% 3/15/25 #	1,390,000	1,369,150
Post Holdings 144A 5.75% 3/1/27 #	1,250,000	1,231,013
Rede D’or Finance 144A 4.95% 1/17/28 #*	4,415,000	4,152,307
Rio Energy 144A 6.875% 2/1/25 #	2,550,000	2,046,375
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	6,665,000	6,873,704
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28	2,325,000	2,420,728
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	15,798,095
		167,933,528

NQ-189 [1/19] 3/19 (764777)     23

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric – 4.61%
AES Gener 144A 8.375% 12/18/73 #µ		2,170,000	$2,223,165
American Transmission Systems 144A 5.25% 1/15/22 #		14,260,000	14,987,845
Ausgrid Finance
144A 3.85% 5/1/23 #		4,440,000	4,470,117
144A 4.35% 8/1/28 #		3,095,000	3,113,780
Avangrid 3.15% 12/1/24		6,790,000	6,596,491
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #		3,090,000	3,383,505
CenterPoint Energy
3.85% 2/1/24		2,805,000	2,827,099
4.25% 11/1/28		3,420,000	3,475,781
6.125% µψ		3,920,000	3,923,273
Cleveland Electric Illuminating 5.50% 8/15/24		290,000	317,085
ComEd Financing III 6.35% 3/15/33		4,959,000	5,134,028
Consumers Energy
3.80% 11/15/28		1,635,000	1,681,480
4.35% 4/15/49		1,585,000	1,692,632
DTE Energy 3.30% 6/15/22		5,245,000	5,211,813
Duke Energy Carolinas 3.95% 11/15/28		3,945,000	4,099,716
Duke Energy Ohio 3.65% 2/1/29		1,905,000	1,928,541
Emera 6.75% 6/15/76 µ		6,710,000	6,854,097
Enel 144A 8.75% 9/24/73 #µ		4,875,000	5,240,625
Engie Energia Chile 144A 4.50% 1/29/25 #		665,000	673,425
Entergy Louisiana
4.05% 9/1/23 *		14,030,000	14,399,901
4.95% 1/15/45		685,000	703,957
Eskom Holdings SOC 144A 6.35% 8/10/28 #		3,185,000	3,270,622
Evergy 4.85% 6/1/21		2,805,000	2,880,301
Exelon 3.497% 6/1/22		2,810,000	2,795,196
Interstate Power & Light 4.10% 9/26/28		8,495,000	8,653,445
Israel Electric 144A 5.00% 11/12/24 #		2,085,000	2,195,505
Kallpa Generacion 144A 4.125% 8/16/27 #*		4,195,000	3,959,031
Kansas City Power & Light 3.65% 8/15/25		7,975,000	7,951,689
MidAmerican Energy 4.25% 7/15/49		2,910,000	2,997,851
Mississippi Power 3.95% 3/30/28		3,750,000	3,698,864
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ		5,585,000	5,376,609
5.25% 4/20/46 µ		6,060,000	5,897,871
Nevada Power 2.75% 4/15/20		4,115,000	4,115,467
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,177,522
NV Energy 6.25% 11/15/20		7,391,000	7,799,322
Oglethorpe Power 144A 5.05% 10/1/48 #		4,890,000	5,083,066
Pennsylvania Electric 5.20% 4/1/20		398,000	407,865

24     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	1,675,000	$1,619,363
144A 5.25% 5/15/47 #*	1,190,000	1,144,469
PSEG Power 3.85% 6/1/23	4,300,000	4,332,971
Public Service Co. of Oklahoma 5.15% 12/1/19	3,340,000	3,396,627
Southwestern Electric Power 4.10% 9/15/28	8,025,000	8,158,551
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,505,000	2,523,772
		182,374,335
Energy – 4.27%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	3,555,000	3,606,156
Alta Mesa Holdings 7.875% 12/15/24 *	1,870,000	1,300,211
AmeriGas Partners 5.875% 8/20/26	1,410,000	1,396,323
Cheniere Corpus Christi Holdings 5.875% 3/31/25	1,465,000	1,540,081
Cheniere Energy Partners 5.25% 10/1/25	2,065,000	2,083,048
Chesapeake Energy 8.00% 1/15/25 *	1,040,000	1,050,608
Continental Resources 4.375% 1/15/28	2,220,000	2,213,183
Crestwood Midstream Partners 5.75% 4/1/25	1,695,000	1,670,083
Diamond Offshore Drilling 7.875% 8/15/25	1,380,000	1,311,000
Enbridge
6.00% 1/15/77 µ	2,745,000	2,636,448
6.25% 3/1/78 µ	1,975,000	1,881,885
Enbridge Energy Partners
4.375% 10/15/20	845,000	859,614
5.20% 3/15/20	445,000	455,419
5.50% 9/15/40	1,440,000	1,555,440
Energy Transfer Operating
5.25% 4/15/29	2,290,000	2,375,478
6.00% 6/15/48	970,000	999,103
6.625% µψ	5,985,000	5,342,959
Ensco 7.75% 2/1/26	1,380,000	1,115,213
Enterprise Products Operating 4.80% 2/1/49	1,435,000	1,473,801
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	3,560,000	3,492,805
Genesis Energy 6.75% 8/1/22	1,075,000	1,084,890
Geopark 144A 6.50% 9/21/24 #	1,930,000	1,874,513
Gulfport Energy 6.625% 5/1/23	1,140,000	1,135,013
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	2,760,000	2,280,450
KazMunayGas National JSC 144A 6.375% 10/24/48 #	2,220,000	2,377,842
KazTransGas JSC 144A 4.375% 9/26/27 #	2,955,000	2,858,354
Laredo Petroleum 6.25% 3/15/23 *	1,380,000	1,323,075
Marathon Oil 4.40% 7/15/27	7,390,000	7,422,186
MPLX
4.80% 2/15/29	2,345,000	2,401,866

NQ-189 [1/19] 3/19 (764777)     25

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
4.875% 12/1/24	8,490,000	$8,854,049
5.50% 2/15/49	1,710,000	1,748,737
Murphy Oil 6.875% 8/15/24	2,850,000	2,984,904
Murphy Oil USA
5.625% 5/1/27	715,000	707,850
6.00% 8/15/23	1,609,000	1,639,169
Nabors Industries 5.75% 2/1/25	1,485,000	1,299,375
NiSource 144A 5.65% #µψ	3,660,000	3,528,844
Noble Energy
3.85% 1/15/28	4,545,000	4,315,919
3.90% 11/15/24	2,085,000	2,051,784
4.95% 8/15/47	1,455,000	1,357,745
5.05% 11/15/44	1,180,000	1,097,654
NuStar Logistics 5.625% 4/28/27	1,385,000	1,348,644
Oasis Petroleum 144A 6.25% 5/1/26 #*	2,175,000	2,063,531
Oil and Gas Holding 144A 7.625% 11/7/24 #	2,555,000	2,719,087
ONEOK 7.50% 9/1/23	6,425,000	7,290,102
Petrobras Global Finance
7.25% 3/17/44	1,265,000	1,335,840
7.375% 1/17/27	2,470,000	2,691,065
Petroleos Mexicanos 6.75% 9/21/47	2,500,000	2,185,025
Precision Drilling
144A 7.125% 1/15/26 #	775,000	713,000
7.75% 12/15/23	1,125,000	1,082,813
QEP Resources 5.25% 5/1/23	2,130,000	2,060,775
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,198,579
5.75% 5/15/24	5,140,000	5,532,351
5.875% 6/30/26 *	3,950,000	4,297,415
Schlumberger Holdings
144A 3.75% 5/1/24 #	2,975,000	2,999,491
144A 4.30% 5/1/29 #	4,695,000	4,786,969
Shell International Finance 4.375% 5/11/45	822,000	874,571
Southwestern Energy 7.75% 10/1/27 *	750,000	776,250
Summit Midstream Holdings 5.75% 4/15/25	780,000	735,150
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,615,050
Tecpetrol 144A 4.875% 12/12/22 #	3,856,000	3,643,920
Transcanada Trust 5.875% 8/15/76 µ	2,885,000	2,820,592
Transocean 144A 9.00% 7/15/23 #	330,000	345,569
Transocean Proteus 144A 6.25% 12/1/24 #	1,288,000	1,294,440
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	2,850,000	2,671,305

26     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Tullow Oil 144A 7.00% 3/1/25 #	4,595,000	$4,498,586
Whiting Petroleum 6.625% 1/15/26	650,000	640,250
Williams
3.75% 6/15/27	2,070,000	2,017,877
4.55% 6/24/24	2,555,000	2,645,187
4.85% 3/1/48	3,760,000	3,674,721
YPF 144A 51.729% (BADLARPP + 4.00%) 7/7/20 #●	6,260,000	2,660,500
		168,921,732
Finance Companies – 1.15%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,310,000	3,229,964
AerCap Ireland Capital 3.65% 7/21/27	8,998,000	8,104,356
Air Lease 3.00% 9/15/23	4,235,000	4,037,303
Aviation Capital Group
144A 3.50% 11/1/27 #	1,245,000	1,162,927
144A 4.875% 10/1/25 #	4,855,000	4,980,144
BOC Aviation 144A 2.375% 9/15/21 #	2,530,000	2,445,953
DAE Funding 144A 5.75% 11/15/23 #	2,480,000	2,511,000
GE Capital International Funding Unlimited 4.418%
11/15/35	12,230,000	10,952,024
International Lease Finance 8.625% 1/15/22	3,082,000	3,459,420
Temasek Financial I 144A 2.375% 1/23/23 #	4,915,000	4,797,715
		45,680,806
Healthcare – 0.63%
Bausch Health 144A 5.50% 11/1/25 #	1,485,000	1,486,648
Charles River Laboratories International 144A 5.50%
4/1/26 #	1,375,000	1,409,375
DaVita 5.00% 5/1/25	1,163,000	1,123,749
Encompass Health
5.75% 11/1/24	1,707,000	1,732,605
5.75% 9/15/25	1,280,000	1,299,200
HCA
5.375% 2/1/25	2,380,000	2,462,562
5.875% 2/15/26	1,000,000	1,057,500
7.58% 9/15/25	160,000	172,000
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,555,000	1,607,481
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	637,000	634,133
Tenet Healthcare 5.125% 5/1/25	2,425,000	2,375,021
Teva Pharmaceutical Finance Netherlands III 6.00%
4/15/24	2,880,000	2,931,447
UnitedHealth Group
3.50% 2/15/24	1,375,000	1,399,481
3.70% 12/15/25	1,360,000	1,398,420

NQ-189 [1/19] 3/19 (764777)     27

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	$1,144,875
WellCare Health Plans 144A 5.375% 8/15/26 #	2,535,000	2,598,375
		24,832,872
Insurance – 2.11%
Acrisure 144A 7.00% 11/15/25 #	1,474,000	1,289,750
AssuredPartners 144A 7.00% 8/15/25 #	2,221,000	2,132,160
Aviation Capital Group 144A 4.375% 1/30/24 #	4,350,000	4,356,847
AXA Equitable Holdings
4.35% 4/20/28	1,710,000	1,681,675
5.00% 4/20/48	4,825,000	4,509,907
Brighthouse Financial
3.70% 6/22/27	2,385,000	2,088,443
4.70% 6/22/47	4,080,000	3,163,800
Cigna 144A 3.677% (LIBOR03M + 0.89%) 7/15/23 #●	3,240,000	3,200,132
HUB International 144A 7.00% 5/1/26 #	385,000	374,413
Marsh & McLennan
3.875% 3/15/24	910,000	928,646
4.375% 3/15/29	6,015,000	6,235,283
4.90% 3/15/49	2,865,000	3,036,179
MetLife
6.40% 12/15/36	40,000	42,858
144A 9.25% 4/8/38 #	8,985,000	11,631,352
NFP 144A 6.875% 7/15/25 #	4,553,000	4,348,115
Nuveen Finance 144A 4.125% 11/1/24 #	2,790,000	2,880,693
Progressive 4.00% 3/1/29	3,965,000	4,122,132
Prudential Financial
4.50% 11/15/20	3,385,000	3,476,270
5.375% 5/15/45 µ	4,135,000	4,066,876
USIS Merger Sub 144A 6.875% 5/1/25 #	6,305,000	6,066,671
Voya Financial 4.70% 1/23/48 µ	3,740,000	3,147,104
Willis North America
3.60% 5/15/24	986,000	967,154
4.50% 9/15/28	3,580,000	3,630,455
XLIT
5.245% (LIBOR03M + 2.458%) ψ●	2,639,000	2,520,245
5.50% 3/31/45	3,555,000	3,704,766
		83,601,926
Media – 0.60%
Altice France 144A 6.25% 5/15/24 #	1,815,000	1,786,051
Altice Luxembourg 144A 7.75% 5/15/22 #	3,210,000	3,125,737
AMC Networks 4.75% 8/1/25	1,015,000	983,281
CCO Holdings 144A 5.125% 5/1/27 #	1,190,000	1,154,300

28     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings 144A 7.75% 7/15/25 #	2,000,000	$2,100,000
Gray Television 144A 5.875% 7/15/26 #	1,545,000	1,521,825
Lamar Media
5.375% 1/15/24	1,580,000	1,623,450
5.75% 2/1/26	435,000	452,117
Netflix 144A 5.875% 11/15/28 #	1,995,000	2,027,419
Sirius XM Radio
144A 5.00% 8/1/27 #	750,000	727,500
144A 5.375% 4/15/25 #	1,337,000	1,358,726
Tribune Media 5.875% 7/15/22	1,080,000	1,102,950
Unitymedia 144A 6.125% 1/15/25 #	830,000	861,125
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,749,285
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,360,000	2,333,450
		23,907,216
Real Estate – 0.98%
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,407,662
5.25% 2/15/24	5,315,000	5,551,274
ESH Hospitality 144A 5.25% 5/1/25 #	2,085,000	2,066,443
Growthpoint Properties International 144A 5.872%
5/2/23 #	2,175,000	2,212,541
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,784,547
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,087,551
3.875% 4/1/24	705,000	692,334
4.50% 2/1/26	1,525,000	1,521,523
Kilroy Realty 3.45% 12/15/24	3,485,000	3,374,126
Life Storage 3.50% 7/1/26	3,750,000	3,563,819
WP Carey 4.60% 4/1/24	4,645,000	4,755,986
		39,017,806
Services – 0.38%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,165,000	1,173,737
Aramark Services 144A 5.00% 2/1/28 #	1,970,000	1,928,137
Ashtead Capital 144A 5.25% 8/1/26 #	1,540,000	1,566,950
Avis Budget Car Rental 144A 6.375% 4/1/24 #*	665,000	663,337
Covanta Holding 5.875% 7/1/25	1,105,000	1,087,044
GEO Group
5.125% 4/1/23	860,000	787,975
5.875% 1/15/22	500,000	488,750
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,780,000	1,702,125
KAR Auction Services 144A 5.125% 6/1/25 #	875,000	847,507
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,737,000	1,841,220

NQ-189 [1/19] 3/19 (764777)     29

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America 5.50% 5/15/27	2,085,000	$2,059,563
WeWork 144A 7.875% 5/1/25 #	915,000	832,760
		14,979,105
Technology – 1.21%
Baidu 4.375% 3/29/28	3,175,000	3,180,105
Broadcom 3.50% 1/15/28	4,470,000	3,972,139
CDK Global
4.875% 6/1/27	1,450,000	1,413,750
5.00% 10/15/24	4,740,000	4,740,000
CDW Finance 5.00% 9/1/25	1,425,000	1,419,656
CommScope Technologies 144A 5.00% 3/15/27 #	1,228,000	1,049,817
Corning
4.375% 11/15/57	1,955,000	1,716,643
5.35% 11/15/48	1,955,000	2,068,335
Dell International
144A 6.02% 6/15/26 #	2,905,000	3,040,313
144A 8.10% 7/15/36 #	140,000	161,686
First Data 144A 5.75% 1/15/24 #	1,325,000	1,366,406
Fiserv 3.80% 10/1/23	1,510,000	1,513,043
Infor US 6.50% 5/15/22	320,000	326,800
Marvell Technology Group 4.875% 6/22/28	6,285,000	6,269,311
Microchip Technology
144A 3.922% 6/1/21 #	1,445,000	1,430,795
144A 4.333% 6/1/23 #	1,665,000	1,642,039
MSCI 144A 5.375% 5/15/27 #	1,180,000	1,209,500
NXP
144A 4.625% 6/1/23 #	4,985,000	5,090,931
144A 4.875% 3/1/24 #	4,635,000	4,760,655
Tencent Holdings 144A 2.985% 1/19/23 #	1,700,000	1,665,429
		48,037,353
Transportation – 0.62%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	6,770,000	5,945,228
FedEx 4.05% 2/15/48	6,055,000	5,280,457
Norfolk Southern 3.80% 8/1/28	5,515,000	5,590,651
Penske Truck Leasing 144A 4.20% 4/1/27 #	2,010,000	1,972,042
United Airlines 2014-1 Class A Pass Through Trust 4.00%
4/11/26 ◆	1,844,722	1,834,853
United Airlines 2014-2 Class A Pass Through Trust 3.75%
9/3/26 ◆	1,725,029	1,693,806
XPO Logistics 144A 6.125% 9/1/23 #*	2,156,000	2,197,762
		24,514,799

30     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 0.30%
Aegea Finance 144A 5.75% 10/10/24 #	3,570,000	$3,480,750
AES Andres 144A 7.95% 5/11/26 #	4,100,000	4,272,200
Calpine
144A 5.25% 6/1/26 #	405,000	386,269
5.75% 1/15/25	437,000	412,965
144A 5.875% 1/15/24 #	505,000	506,263
Vistra Operations
144A 5.50% 9/1/26 #	2,295,000	2,335,163
144A 5.625% 2/15/27 #	335,000	338,350
		11,731,960
Total Corporate Bonds (cost $1,738,578,232)		1,727,559,253

Loan Agreements – 6.90%
Acrisure Tranche B 1st Lien 6.749% (LIBOR01M + 4.25%)
11/22/23 ●	3,514,411	3,450,712
Air Medical Group Holdings Tranche B 1st Lien 5.764%
(LIBOR01M + 3.25%) 4/28/22 ●	1,561,514	1,464,895
Allied Universal Holdco Tranche B 1st Lien 6.749%
(LIBOR01M + 4.25%) 7/28/22 ●	642,000	624,345
Alpha 3 Tranche B1 1st Lien 5.803% (LIBOR03M + 3.00%)
1/31/24 ●	1,716,741	1,666,527
Altice France Tranche B11 1st Lien 5.249% (LIBOR01M +
2.75%) 7/31/25 ●	2,602,692	2,416,165
Altice France Tranche B12 1st Lien 6.196% (LIBOR01M +
3.688%) 1/31/26 ●	187,659	176,165
Altice France Tranche B13 1st Lien 6.509% (LIBOR01M +
4.00%) 1/31/26 ●	628,425	594,058
American Airlines Tranche B 1st Lien 4.509% (LIBOR01M
+ 2.00%) 12/14/23 ●	3,494,838	3,394,051
Applied Systems 2nd Lien 9.499% (LIBOR01M + 7.00%)
9/19/25 ●	3,735,000	3,744,338
Aramark Services Tranche B3 1st Lien 4.249% (LIBOR01M
+ 1.75%) 3/11/25 ●	1,744,079	1,734,631
AssuredPartners Tranche B 1st Lien 5.749% (LIBOR01M +
3.25%) 10/22/24 ●	3,161,883	3,068,013
Avis Budget Car Rental Tranche B 1st Lien 4.50%
(LIBOR01M + 2.00%) 2/13/25 ●	1,232,313	1,220,606
Ball Metalpack Finco Tranche B 1st Lien 6.999%
(LIBOR01M + 4.50%) 7/31/25 ●	2,462,625	2,441,200
Ball Metalpack Finco Tranche B 2nd Lien 11.249%
(LIBOR01M + 8.75%) 7/31/26 ●	542,000	533,111
Blue Ribbon 1st Lien 6.503% (LIBOR03M + 3.00%)
11/13/21 ●	4,422,954	3,975,130

NQ-189 [1/19] 3/19 (764777)     31

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Bombardier Recreational Products Tranche B 1st Lien
4.50% (LIBOR01M + 2.00%) 5/23/25 ●	1,472,600	$1,449,284
Boxer Parent Tranche B 1st Lien 7.053% (LIBOR03M +
4.25%) 10/2/25 ●	2,652,000	2,594,290
Builders FirstSource 1st Lien 5.803% (LIBOR03M +
3.00%) 2/29/24 ●	1,830,959	1,754,517
BWAY Holding Tranche B 1st Lien 6.033% (LIBOR03M +
3.25%) 4/3/24 ●	2,028,788	1,962,853
CH Hold 2nd Lien 11.75% (LIBOR03M + 6.25%) 2/1/25 ●	824,418	824,418
Change Healthcare Holdings Tranche B 1st Lien 5.249%
(LIBOR01M + 2.75%) 3/1/24 ●	3,489,514	3,422,840
Charter Communications Operating Tranche B 1st Lien
4.50% (LIBOR01M + 2.00%) 4/30/25 ●	1,931,261	1,908,810
Chemours Tranche B2 1st Lien 4.25% (LIBOR01M +
1.75%) 4/3/25 ●	3,914,137	3,853,761
CityCenter Holdings Tranche B 1st Lien 4.749%
(LIBOR01M + 2.25%) 4/18/24 ●	4,383,755	4,317,999
Community Health Systems Tranche H 1st Lien 5.957%
(LIBOR03M + 3.25%) 1/27/21 ●	2,797,513	2,755,161
Core & Main Tranche B 1st Lien 5.721% (LIBOR03M +
3.00%) 8/1/24 ●	2,590,376	2,563,392
CROWN Americas Tranche B 1st Lien 4.513% (LIBOR01M
+ 2.00%) 4/3/25 ●	716,586	717,780
CSC Holdings 1st Lien 4.759% (LIBOR01M + 2.25%)
7/17/25 ●	1,832,363	1,780,243
CSC Holdings Tranche B 1st Lien 5.009% (LIBOR01M +
2.50%) 1/25/26 ●	1,379,575	1,347,672
Dakota Holdings Tranche B 1st Lien 5.749% (LIBOR01M +
3.25%) 2/13/25 ●	617,335	597,464
DaVita Tranche B 1st Lien 5.249% (LIBOR01M + 2.75%)
6/24/21 ●	617,563	617,559
Delek US Holdings Tranche B 1st Lien 4.749% (LIBOR01M
+ 2.25%) 3/30/25 ●	1,553,263	1,506,665
Digicel International Finance Tranche B 1st Lien 5.96%
(LIBOR03M + 3.25%) 5/10/24 ●	1,141,124	1,049,834
DTZ US Borrower Tranche B 1st Lien 5.749% (LIBOR01M
+ 3.25%) 8/21/25 ●	1,216,950	1,197,175
Edgewater Generation Tranche B 1st Lien 6.249%
(LIBOR01M + 3.75%) 12/13/25 ●	885,000	880,022
Envision Healthcare Tranche B 1st Lien 6.249%
(LIBOR01M + 3.75%) 10/11/25 ●	1,510,000	1,426,195
Equitrans Midstream Tranche B 1st Lien 6.999%
(LIBOR01M + 4.50%) 1/31/24 ●	1,156,000	1,156,000
ESH Hospitality Tranche B 1st Lien 4.499% (LIBOR01M +
2.00%) 8/30/23 ●	2,990,713	2,945,317

32     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Loan Agreements (continued)
ExamWorks Group Tranche B1 1st Lien 5.749%
(LIBOR01M + 3.25%) 7/27/23 ●	3,461,801	$3,444,492
First Data 1st Lien
4.519% (LIBOR01M + 2.00%) 7/10/22 ●	785,754	783,593
4.519% (LIBOR01M + 2.00%) 4/26/24 ●	6,415,438	6,398,733
Flex Acquisition 1st Lien 5.52% (LIBOR01M + 3.00%)
12/29/23 ●	979,080	952,359
Flying Fortress Holdings Tranche B 1st Lien 4.553%
(LIBOR03M + 1.75%) 10/30/22 ●	1,150,209	1,147,813
Frontier Communications Tranche A-DD 1st Lien 5.25%
(LIBOR01M + 2.75%) 3/31/21 ●	1,649,155	1,605,864
Gardner Denver Tranche B1 1st Lien 5.249% (LIBOR01M
+ 2.75%) 7/30/24 ●	2,248,000	2,240,038
Gates Global Tranche B2 1st Lien 5.249% (LIBOR01M +
2.75%) 3/31/24 ●	2,887,942	2,832,990
Gentiva Health Services 1st Lien 6.25% (LIBOR01M +
3.75%) 7/2/25 =●	2,275,203	2,263,827
GEO Group Tranche B 1st Lien 4.50% (LIBOR01M +
2.00%) 3/23/24 ●	808,826	790,290
GIP III Stetson I Tranche B 1st Lien 0.00% 7/18/25 ● X	960,000	940,800
Gray Television Tranche B2 1st Lien 4.77% (LIBOR01M +
2.25%) 2/7/24 ●	2,027,963	1,998,811
Greenhill & Co. Tranche B 1st Lien 6.468% (LIBOR03M +
3.75%) 10/12/22 ●	1,475,257	1,473,413
Grizzly Finco Tranche B 1st Lien 6.047% (LIBOR03M +
3.25%) 10/1/25 ●	513,713	512,300
GVC Holdings Tranche B2 1st Lien 4.999% (LIBOR01M +
2.50%) 3/16/24 ●	2,491,175	2,469,377
HCA Tranche B10 1st Lien 4.499% (LIBOR01M + 2.00%)
3/13/25 ●	6,213,050	6,203,830
Heartland Dental 1st Lien 6.249% (LIBOR01M + 3.75%)
4/30/25 ●	2,125,092	2,071,964
H-Food Holdings 1st Lien 6.186% (LIBOR01M + 3.688%)
5/31/25 ●	872,665	842,122
Hilton Worldwide Finance Tranche B2 1st Lien 4.26%
(LIBOR01M + 1.75%) 10/25/23 ●	316,470	313,464
Hoya Midco Tranche B 1st Lien 5.999% (LIBOR01M +
3.50%) 6/30/24 ●	2,354,150	2,289,411
HUB International Tranche B 1st Lien 5.514% (LIBOR02M
+ 2.75%) 4/25/25 ●	3,482,500	3,364,966
Hyperion Insurance Group Tranche B 1st Lien 6.00%
(LIBOR01M + 3.50%) 12/20/24 ●	2,956,618	2,921,877
INEOS US Finance Tranche B 1st Lien 4.499% (LIBOR01M
+ 2.00%) 3/31/24 ●	3,306,600	3,219,210

NQ-189 [1/19] 3/19 (764777)     33

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
IQVIA Tranche B3 1st Lien 4.249% (LIBOR01M + 1.75%)
6/11/25 ●	2,621,825	$2,581,680
Iron Mountain Tranche B 1st Lien 4.249% (LIBOR01M +
1.75%) 1/2/26 ●	6,023,228	5,831,165
JBS USA LUX Tranche B 1st Lien 5.257% (LIBOR03M +
2.50%) 10/30/22 ●	1,982,142	1,964,799
Kronos Tranche B 1st Lien 5.541% (LIBOR03M + 3.00%)
11/1/23 ●	1,926,544	1,893,633
Lucid Energy Group II Borrower 1st Lien 5.519%
(LIBOR01M + 3.00%) 2/18/25 ●	2,629,200	2,478,021
LUX HOLDCO III 1st Lien 5.499% (LIBOR01M + 3.00%)
3/28/25 ●	1,040,140	1,026,488
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.499% (LIBOR01M + 2.00%) 3/25/25 ●	2,583,435	2,547,376
Microchip Technology 1st Lien 4.50% (LIBOR01M +
2.00%) 5/29/25 ●	3,807,243	3,753,291
MPH Acquisition Holdings Tranche B 1st Lien 5.553%
(LIBOR03M + 2.75%) 6/7/23 ●	5,008,022	4,849,643
NCI Building Systems Tranche B 1st Lien 6.547%
(LIBOR03M + 3.75%) 4/12/25 ●	1,763,140	1,687,105
Neiman Marcus Group 1st Lien 5.763% (LIBOR01M +
3.25%) 10/25/20 ●	1,147,808	1,021,071
NFP Tranche B 1st Lien 5.499% (LIBOR01M + 3.00%)
1/8/24 ●	2,796,465	2,695,093
OCI Partners 1st Lien 6.803% (LIBOR03M + 4.00%)
3/13/25 ●	779,113	775,217
ON Semiconductor Tranche B3 1st Lien 4.249%
(LIBOR01M + 1.75%) 3/31/23 ●	2,402,810	2,377,842
Panda Stonewall Tranche B1 1st Lien 8.303% (LIBOR03M
+ 5.50%) 11/13/21 ●	1,105,290	1,098,382
Penn National Gaming Tranche B1 1st Lien 4.758%
(LIBOR01M + 2.25%) 10/15/25 ●	2,500,000	2,471,875
Plaskolite PPC Intermediate II 1st Lien 6.764% (LIBOR01M
+ 4.25%) 12/14/25 ●	1,172,000	1,170,169
PQ Tranche B 1st Lien 5.244% (LIBOR03M + 2.50%)
2/8/25 ●	4,933,011	4,817,391
Prestige Brands Tranche B5 1st Lien 4.499% (LIBOR01M
+ 2.00%) 1/26/24 ●	1,968,149	1,938,012
Radiate Holdco Tranche B 1st Lien 5.499% (LIBOR01M +
3.00%) 2/1/24 ●	2,624,445	2,550,427
Refinitiv US Holdings Tranche B 1st Lien 6.249%
(LIBOR01M + 3.75%) 10/1/25 ●	1,641,000	1,579,023
Republic of Angola 9.126% (LIBOR06M + 6.25%)
12/16/23 =●	2,906,249	2,804,530

34     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.749% (LIBOR01M + 3.25%) 6/1/23 ●	4,739,570	$4,686,250
Sable International Finance Tranche B4 1st Lien 5.749%
(LIBOR01M + 3.25%) 1/31/26 ●	365,000	360,826
SBA Senior Finance II Tranche B 1st Lien 4.50%
(LIBOR01M + 2.00%) 4/11/25 ●	3,368,075	3,311,842
Scientific Games International Tranche B5 1st Lien 5.249%
(LIBOR01M + 2.75%) 8/14/24 ●	3,281,494	3,185,101
Sigma US Tranche B2 1st Lien 5.797% (LIBOR03M +
3.00%) 7/2/25 ●	2,298,450	2,216,090
Sinclair Television Group Tranche B2 1st Lien 4.75%
(LIBOR01M + 2.25%) 1/3/24 ●	2,144,376	2,128,294
Solenis International 1st Lien 6.707% (LIBOR03M +
4.00%) 6/26/25 ●	1,313,400	1,292,057
Specialty Building Products Holdings 1st Lien 8.249%
(LIBOR01M + 5.75%) 10/1/25 ●	563,000	551,740
Sprint Communications Tranche B 1st Lien
5.00% (LIBOR01M + 2.50%) 2/3/24 ●	5,396,573	5,281,761
5.50% (LIBOR01M + 3.00%) 2/3/24 ●	1,270,000	1,242,981
SS&C European Holdings Tranche B4 1st Lien 4.749%
(LIBOR01M + 2.25%) 4/16/25 ●	1,050,825	1,031,480
SS&C Technologies Tranche B3 1st Lien 4.749%
(LIBOR01M + 2.25%) 4/16/25 ●	2,732,020	2,681,726
StandardAero Aviation Holdings 1st Lien 6.25%
(LIBOR01M + 3.75%) 7/7/22 ●	120,169	120,112
Staples 1st Lien 6.541% (LIBOR03M + 4.00%) 9/12/24 ●	1,060,200	1,048,273
Stars Group Holdings Tranche B 1st Lien 6.303%
(LIBOR03M + 3.50%) 7/10/25 ●	3,159,362	3,136,457
Summit Materials Tranche B 1st Lien 4.499% (LIBOR01M
+ 2.00%) 11/10/24 ●	2,539,350	2,477,453
Summit Midstream Partners Holdings Tranche B 1st Lien
8.499% (LIBOR01M + 6.00%) 5/21/22 ●	2,402,173	2,364,139
Surgery Center Holdings 1st Lien 5.75% (LIBOR01M +
3.25%) 8/31/24 ●	3,953,638	3,854,797
Syneos Health Tranche B 1st Lien 4.499% (LIBOR01M +
2.00%) 8/1/24 ●	1,536,097	1,514,152
Tecta America 1st Lien 7.013% (LIBOR01M + 4.50%)
11/21/25 =●	1,415,000	1,395,544
Telenet Financing USD Tranche AN 1st Lien 4.759%
(LIBOR01M + 2.25%) 8/15/26 ●	2,530,000	2,470,591
Thor Industries Tranche B 1st Lien 0.00% 2/1/26 ● X	3,625,000	3,484,531
Titan Acquisition Tranche B 1st Lien 5.499% (LIBOR01M +
3.00%) 3/28/25 ●	3,313,187	3,135,103
TMS International Tranche B2 1st Lien 5.40% (LIBOR03M
+ 2.75%) 8/14/24 ●	966,962	939,041

NQ-189 [1/19] 3/19 (764777)     35

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
TransDigm Tranche F 1st Lien 4.999% (LIBOR01M +
2.50%) 6/9/23 ●	1,798,849	$1,762,372
Trident TPI Holdings 1st Lien 5.749% (LIBOR01M +
3.25%) 10/5/24 ●	1,155,505	1,125,173
Tronox Blocked Borrower Tranche B 1st Lien 5.499%
(LIBOR01M + 3.00%) 9/22/24 ●	374,128	369,763
Tronox Finance Tranche B 1st Lien 5.499% (LIBOR01M +
3.00%) 9/22/24 ●	863,372	853,299
United Rentals North America Tranche B 1st Lien 4.249%
(LIBOR01M + 1.75%) 10/31/25 ●	224,438	223,549
Unitymedia Finance Tranche D 1st Lien 4.759%
(LIBOR01M + 2.25%) 1/15/26 ●	1,025,000	1,009,412
Unitymedia Finance Tranche E 1st Lien 4.509%
(LIBOR01M + 2.00%) 6/1/23 ●	3,330,000	3,286,640
UPC Financing Partnership Tranche AR 1st Lien 5.009%
(LIBOR01M + 2.50%) 1/15/26 ●	303,911	299,760
USI Tranche B 1st Lien 5.803% (LIBOR03M + 3.00%)
5/16/24 ●	6,022,435	5,792,830
USIC Holdings 1st Lien 5.749% (LIBOR01M + 3.25%)
12/9/23 ●	1,334,160	1,291,634
Utz Quality Foods 1st Lien 5.999% (LIBOR01M + 3.50%)
11/21/24 ●	1,166,061	1,163,146
Valeant Pharmaceuticals International Tranche B 1st Lien
5.513% (LIBOR01M + 3.00%) 6/1/25 ●	1,319,919	1,308,060
Vantage Specialty Chemicals 2nd Lien 10.884%
(LIBOR02M + 8.25%) 10/26/25 ●	190,000	182,400
Vantage Specialty Chemicals Tranche B 1st Lien 5.999%
(LIBOR02M + 3.50%) 10/28/24 ●	576,900	567,525
Virgin Media Bristol Tranche K 1st Lien 5.009%
(LIBOR01M + 2.50%) 1/15/26 ●	1,520,000	1,495,458
Vistra Operations Tranche B3 1st Lien 4.505% (LIBOR01M
+ 2.00%) 12/1/25 ●	2,985,000	2,935,001
Visual Comfort Group 1st Lien 5.499% (LIBOR01M +
3.00%) 2/28/24 =●	2,467,941	2,468,065
Visual Comfort Group 2nd Lien 10.499% (LIBOR01M +
8.00%) 2/28/25 =●	212,130	212,596
Wand NewCo 3 Tranche B 1st Lien 0.00% 1/24/26 ● X	1,000,000	999,167
Western Digital Tranche B4 1st Lien 4.26% (LIBOR01M +
1.75%) 4/29/23 ●	464,658	454,348
Wyndham Hotels & Resorts Tranche B 1st Lien 4.249%
(LIBOR01M + 1.75%) 5/30/25 ●	2,004,975	1,975,317
Wynn Resorts Tranche B 1st Lien 4.75% (LIBOR01M +
2.25%) 10/30/24 ●	1,675,000	1,636,894
XPO Logistics Tranche B 1st Lien 4.50% (LIBOR01M +
2.00%) 2/24/25 ●	3,670,000	3,620,110

36     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Zayo Group Tranche B2 1st Lien 4.749% (LIBOR01M +
2.25%) 1/19/24 ●	2,744,616	$2,727,218
Zekelman Industries 1st Lien 4.862% (LIBOR02M +
2.25%) 6/14/21 ●	3,594,815	3,534,900
Total Loan Agreements (cost $278,353,816)		273,331,953

Municipal Bonds – 0.19%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	760,000	707,666
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	176,011
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	799,535
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	3,229,152
Texas Water Development Board
Series A 5.00% 10/15/45	670,000	748,571
(State Water Implementation Revenue) 5.00% 10/15/46	1,745,000	1,964,050
Total Municipal Bonds (cost $7,875,973)		7,624,985

Non-Agency Asset-Backed Securities – 2.25%
American Express Credit Account Master Trust
Series 2017-5 A 2.889% (LIBOR01M + 0.38%)
2/18/25 ●	5,175,000	5,180,246
Series 2018-3 A 2.829% (LIBOR01M + 0.32%)
10/15/25 ●	2,720,000	2,700,704
Series 2018-9 A 2.889% (LIBOR01M + 0.38%)
4/15/26 ●	5,700,000	5,686,353
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.839% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	980,000	980,347
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 3.126% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 ●	1,065,000	1,069,121
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.267% 11/25/36 ●	5,800,000	5,929,992
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	2,673	2,491
Discover Card Execution Note Trust
Series 2017-A7 A7 2.869% (LIBOR01M + 0.36%)
4/15/25 ●	2,730,000	2,727,001
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	5,729,497

NQ-189 [1/19] 3/19 (764777)     37

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	3,092,250	$3,114,483
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	8,550,675	8,449,178
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.849% (LIBOR01M + 0.34%)
5/15/23 #●	2,325,000	2,319,680
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 3.14% (LIBOR01M + 0.63%, Floor
0.63%) 9/25/23 #●	2,200,000	2,199,338
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	1,625,744	1,620,583
Penarth Master Issuer
Series 2018-2A A1 144A 2.963% (LIBOR01M + 0.45%)
9/18/22 #●	6,670,000	6,634,796
PFS Financing
Series 2018-E A 144A 2.959% (LIBOR01M + 0.45%)
10/17/22 #●	9,325,000	9,309,381
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 2.76% (LIBOR01M + 0.25%, Cap
14.00%, Floor 0.25%) 7/25/36 ◆ ●	2,639,463	2,616,873
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,807,250	2,841,920
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.359% (LIBOR01M + 0.85%)
12/15/20 #●	3,200,000	3,213,827
Series 2018-1A A1 144A 3.239% (LIBOR01M + 0.73%)
3/15/22 #●	5,810,000	5,811,464
Vantage Data Centers Issuer
Series 2018-1A A2 144A 4.072% 2/16/43 #	1,585,333	1,596,140
Verizon Owner Trust
Series 2018-1A A1B 144A 2.766% (LIBOR01M + 0.26%)
9/20/22 #●	100,000	99,953
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 3.009% (LIBOR01M + 0.50%)
11/15/22 #●	4,685,000	4,694,782
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,558,950	4,445,159
Total Non-Agency Asset-Backed Securities
(cost $88,271,054)		88,973,309

Non-Agency Collateralized Mortgage Obligations – 2.58%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.818% 1/25/45 #●	2,345,909	2,347,972
Series 2015-1 B2 144A 3.818% 1/25/45 #●	1,326,463	1,323,026

38     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust
Series 2004-K 2A1 4.488% 12/25/34 ●	533,069	$530,296
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	43,611	39,909
Series 2005-6 7A1 5.50% 7/25/20	116,499	106,258
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 4.116% 7/20/34 ◆ ●	41,115	38,513
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	292,957	293,493
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.91% (LIBOR01M + 2.40%)
4/25/31 #●	3,105,000	3,128,834
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,410,637	1,402,443
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ◆	415,626	428,518
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	2,404,296	2,389,457
Series 2018-5 A7 144A 4.00% 9/25/48 #●	1,845,454	1,860,809
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	1,720,539	1,716,504
GSR Mortgage Loan Trust
Series 2004-9 4A1 4.185% 8/25/34 ●	284,950	277,422
Holmes Master Issuer
Series 2018-2A A2 144A 3.207% (LIBOR03M + 0.42%)
10/15/54 #●	2,685,000	2,678,905
JPMorgan Mortgage Trust
Series 2005-A8 1A1 4.267% 11/25/35 ●	167,587	159,461
Series 2006-S1 1A1 6.00% 4/25/36	1,931,550	2,027,127
Series 2007-A1 7A4 4.476% 7/25/35 ●	33,751	30,398
Series 2014-2 B1 144A 3.417% 6/25/29 #●	1,592,587	1,586,145
Series 2014-2 B2 144A 3.417% 6/25/29 #●	593,367	587,426
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,470,985
Series 2015-1 B2 144A 3.346% 12/25/44 #●	2,765,376	2,759,674
Series 2015-4 B1 144A 3.624% 6/25/45 #●	2,472,637	2,457,206
Series 2015-4 B2 144A 3.624% 6/25/45 #●	1,775,085	1,742,634
Series 2015-5 B2 144A 3.161% 5/25/45 #●	2,804,505	2,772,191
Series 2015-6 B1 144A 3.611% 10/25/45 #●	1,715,763	1,711,324
Series 2015-6 B2 144A 3.611% 10/25/45 #●	1,661,150	1,645,324
Series 2016-4 B1 144A 3.90% 10/25/46 #●	1,099,024	1,104,847
Series 2016-4 B2 144A 3.90% 10/25/46 #●	1,882,115	1,881,598
Series 2017-1 B2 144A 3.549% 1/25/47 #●	3,277,112	3,203,749
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,432,944	1,412,478
Series 2018-3 A5 144A 3.50% 9/25/48 #●	4,122,289	4,098,297

NQ-189 [1/19] 3/19 (764777)     39

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2018-4 A15 144A 3.50% 10/25/48 #●	2,947,097	$2,933,123
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	1,914,231	1,907,257
Series 2018-7FRB A2 144A 3.256% (LIBOR01M +
0.75%) 4/25/46 #●	2,123,442	2,119,917
Series 2018-9 A3 144A 4.00% 2/25/49 #●	2,396,479	2,407,091
MASTR ARM Trust
Series 2004-10 2A2 4.139% 10/25/34 ●	35,880	33,305
Permanent Master Issuer
Series 2018-1A 1A1 144A 3.167% (LIBOR03M + 0.38%)
7/15/58 #●	2,000,000	1,993,142
Sequoia Mortgage Trust
Series 2013-4 B2 3.488% 4/25/43 ●	1,406,223	1,389,453
Series 2013-12 B3 144A 4.202% 12/25/43 #●	3,882,702	3,910,007
Series 2014-2 A4 144A 3.50% 7/25/44 #●	1,438,898	1,431,521
Series 2015-1 B2 144A 3.876% 1/25/45 #●	1,923,920	1,927,969
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,529,871	1,513,221
Series 2018-5 A4 144A 3.50% 5/25/48 #●	2,494,393	2,489,292
Series 2018-8 A4 144A 4.00% 11/25/48 #●	2,910,621	2,945,606
Silverstone Master Issuer
Series 2018-1A 1A 144A 3.166% (LIBOR03M + 0.39%)
1/21/70 #●	4,800,000	4,772,016
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	156,817	156,749
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 4.272% 9/25/37 ●	809,067	813,936
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	1,865,361	1,837,271
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	2,131,343	2,094,169
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	1,248,539	1,231,776
Series 2016-2 A1 144A 3.00% 8/25/55 #●	1,277,156	1,257,935
Series 2016-3 A1 144A 2.25% 4/25/56 #●	1,622,480	1,586,811
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,301,289	1,273,480
Series 2017-2 A1 144A 2.75% 4/25/57 #●	686,174	672,055
Series 2017-4 M1 144A 3.25% 6/25/57 #●	2,705,000	2,513,918
Series 2018-1 A1 144A 3.00% 1/25/58 #●	1,099,569	1,079,349
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	44,911	5,938
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	1,746,562	1,810,230
Series 2006-2 3A1 5.75% 3/25/36	591,113	575,326
Series 2006-3 A11 5.50% 3/25/36	905,056	903,952
Series 2006-20 A1 5.50% 12/25/21	149,747	150,058

40     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.217% 4/25/36 ●	679,819	$672,059
Series 2007-AR10 2A1 4.875% 1/25/38 ●	1,334,471	1,310,678
Total Non-Agency Collateralized Mortgage Obligations (cost $101,447,919)		101,931,833

Non-Agency Commercial Mortgage-Backed Securities – 6.15%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	30,079
BANK
Series 2017-BNK4 XA 1.441% 5/15/50 ●	18,932,118	1,572,184
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,471,929
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	2,756,579
Series 2017-BNK7 A5 3.435% 9/15/60	3,180,000	3,167,346
Series 2017-BNK8 A4 3.488% 11/15/50	2,372,000	2,362,317
Series 2018-BN14 A4 4.231% 9/15/60	3,000,000	3,160,348
BBCMS Mortgage Trust
Series 2018-C2 A5 4.314% 12/15/51	3,695,000	3,910,493
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	7,815,000	7,915,247
Series 2018-B6 A4 4.261% 10/10/51	2,000,000	2,116,210
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	3,680,000	3,723,920
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50	1,600,000	1,591,665
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,388,636
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,902,946
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.756% 12/15/47 #●	1,745,000	1,840,369
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	9,979,639
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,622,538
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,481,987
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,702,985
Series 2018-C5 A4 4.228% 6/10/51	3,750,000	3,946,286
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,220,000	4,188,777
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,582,757
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	2,982,416
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	10,532,731
Series 2015-CR23 A4 3.497% 5/10/48	5,510,000	5,575,129
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	3,290,000	3,362,134

NQ-189 [1/19] 3/19 (764777)     41

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	5,835,000	$5,795,802
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,348,446
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.698% 11/10/46 #●	2,205,000	2,304,188
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	3,820,000	3,839,253
Series 2014-GRCE B 144A 3.52% 6/10/28 #	5,000,000	5,008,495
GS Mortgage Securities
Series 2018-GS10 C 4.413% 7/10/51 ●	1,935,000	1,950,036
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	2,765,000	2,828,666
Series 2014-GC24 A5 3.931% 9/10/47	20,000	20,702
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,182,121
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	6,928,517
Series 2017-GS5 XA 0.82% 3/10/50 ●	57,553,505	3,147,147
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,368,378
Series 2018-GS9 A4 3.992% 3/10/51 ●	3,375,000	3,488,221
Series 2018-GS9 C 4.364% 3/10/51 ●	700,000	700,360
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	4,980,000	5,104,383
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	7,732,896
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	6,140,000	6,104,156
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.566% 8/12/37 ●	1,775,000	1,813,547
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,311,116
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	3,874,364
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,225,455
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	3,231,095
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	2,773,361	1,914,448
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,338,572
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	3,959,294
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,483,407
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	5,379,000	5,086,901
Series 2006-T21 B 144A 5.176% 10/12/52 #●	2,000,000	1,996,351
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,462,761
Series 2018-L1 A4 4.407% 10/15/51	1,910,000	2,036,274
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	3,827,281	3,856,556

42     NQ-189 [1/19] 3/19 (764777)

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●		4,100,000	$4,265,737
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #●		670,000	666,936
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		2,415,029	2,426,356
Series 2015-C30 XA 0.923% 9/15/58 ●		29,198,257	1,364,811
Series 2015-NXS3 A4 3.617% 9/15/57		2,270,000	2,294,626
Series 2016-BNK1 A3 2.652% 8/15/49		5,790,000	5,499,205
Series 2016-BNK1 B 2.967% 8/15/49		380,000	357,224
Series 2017-C38 A5 3.453% 7/15/50		4,140,000	4,107,091
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		8,414,577	8,311,294
Total Non-Agency Commercial Mortgage-Backed Securities (cost $250,722,963)			243,602,835

Regional Bonds – 0.37%Δ
Argentina – 0.09%
Provincia de Cordoba
144A 7.125% 8/1/27 #		3,165,000	2,492,437
144A 7.45% 9/1/24 #		1,085,000	930,387
			3,422,824
Australia – 0.16%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	1,897,060
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,074,918
144A 3.25% 7/21/28 #	AUD	2,933,000	2,219,171
			6,191,149
Canada – 0.12%
Province of Ontario Canada
2.60% 6/2/27	CAD	1,092,000	830,010
3.45% 6/2/45	CAD	2,594,000	2,101,575
Province of Quebec Canada 6.00% 10/1/29	CAD	1,985,000	1,967,612
			4,899,197
Total Regional Bonds (cost $16,144,850)			14,513,170

Sovereign Bonds – 2.47%Δ
Argentina – 0.14%
Argentine Bonos del Tesoro 16.00% 10/17/23	ARS	98,941,000	2,499,381
Argentine Republic Government International Bond
5.625% 1/26/22		3,410,000	3,103,987
			5,603,368

NQ-189 [1/19] 3/19 (764777)     43

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Bermuda – 0.05%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		2,200,000	$2,146,892
			2,146,892
Brazil – 0.25%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/27	BRL	34,185,000	10,004,403
			10,004,403
Canada – 0.03%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,034,272
			1,034,272
Colombia – 0.26%
Colombian TES 7.00% 6/30/32	COP	31,725,000,000	10,232,615
			10,232,615
Dominican Republic – 0.10%
Dominican Republic International Bond 144A
6.00% 7/19/28 #		3,675,000	3,799,031
			3,799,031
Egypt – 0.04%
Egypt Government International Bond 144A
5.577% 2/21/23 #		1,405,000	1,366,253
			1,366,253
Indonesia – 0.03%
Indonesia Government International Bond 144A
5.125% 1/15/45 #		1,200,000	1,249,900
			1,249,900
Ivory Coast – 0.07%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		3,250,000	2,910,440
			2,910,440
Jordan – 0.07%
Jordan Government International Bond 144A
5.75% 1/31/27 #*		3,010,000	2,916,311
			2,916,311
Mongolia – 0.06%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		2,430,000	2,434,862
			2,434,862
Nigeria – 0.12%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		1,820,000	1,812,902
144A 9.248% 1/21/49 #		2,770,000	2,940,217
			4,753,119

44     NQ-189 [1/19] 3/19 (764777)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Peru – 0.04%
Peru Government Bond 144A 6.15% 8/12/32 #	PEN	4,875,000	$1,491,640
			1,491,640
Poland – 0.09%
Republic of Poland Government Bond
2.50% 1/25/23	PLN	2,712,000	744,435
3.25% 7/25/25	PLN	9,401,000	2,656,570
			3,401,005
Republic of Korea – 0.25%
Export-Import Bank of Korea 4.00% 6/7/27	AUD	1,660,000	1,243,575
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,317,127,587	8,528,264
			9,771,839
Saudi Arabia – 0.05%
Saudi Government International Bond 144A
4.375% 4/16/29 #		1,735,000	1,770,129
			1,770,129
Senegal – 0.06%
Senegal Government International Bond 144A
6.75% 3/13/48 #		2,825,000	2,523,793
			2,523,793
South Africa – 0.23%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	73,424,000	5,124,958
8.75% 1/31/44	ZAR	57,232,000	3,956,254
			9,081,212
Turkey – 0.26%
Turkey Government Bond 8.00% 3/12/25	TRY	60,200,000	8,738,738
Turkey Government International Bond 7.625% 4/26/29		1,600,000	1,683,678
			10,422,416
Ukraine – 0.16%
Ukraine Government International Bond
144A 7.75% 9/1/26 #		3,000,000	2,734,875
144A 8.994% 2/1/24 #		1,635,000	1,612,895
144A 9.75% 11/1/28 #		2,065,000	2,054,675
			6,402,445
United Kingdom – 0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,101,107
			2,101,107
Uruguay – 0.06%
Uruguay Government International Bond 4.375% 1/23/31		2,335,000	2,391,624
			2,391,624
Total Sovereign Bonds (cost $99,644,331)			97,808,676

NQ-189 [1/19] 3/19 (764777)     45

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Supranational Banks – 0.67%
Arab Petroleum Investments 144A 4.125% 9/18/23 #		2,200,000	$2,235,413
Asian Development Bank 3.50% 5/30/24	NZD	1,502,000	1,087,809
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		4,640,000	4,559,960
European Investment Bank 1.00% 9/21/26	GBP	649,000	822,327
Inter-American Development Bank
6.25% 6/15/21	IDR	39,200,000,000	2,700,896
7.875% 3/14/23	IDR	20,000,000,000	1,443,415
International Bank for Reconstruction & Development
2.50% 11/25/24		2,469,000	2,457,833
2.578% (LIBOR01M + 0.07%) 4/17/19 ●		1,269,000	1,269,180
3.00% 2/2/23	NZD	5,266,000	3,726,761
3.375% 1/25/22	NZD	1,980,000	1,413,196
4.625% 10/6/21	NZD	2,649,000	1,945,314
International Finance
2.375% 7/19/23	CAD	1,228,000	940,306
3.625% 5/20/20	NZD	1,035,000	729,575
3.75% 8/9/27	NZD	1,795,000	1,310,644
Total Supranational Banks (cost $27,194,544)			26,642,629

US Treasury Obligations – 9.97%
US Treasury Bond
3.375% 11/15/48		10,850,000	11,646,585
US Treasury Notes
2.50% 1/31/21		2,725,000	2,727,129
2.625% 12/31/23		137,920,000	139,097,175
3.125% 11/15/28 *		231,235,000	241,021,836
Total US Treasury Obligations (cost $390,378,874)			394,492,725

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0
Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.82%
A Schulman 6.00% exercise price $52.33 ψ		4,795	4,950,837
AMG Capital Trust II 5.15% exercise price $198.02,
maturity date 10/15/37		52,740	2,603,594
Assurant 6.50% exercise price $106.91, maturity date
3/15/21		26,609	2,774,520
Bank of America 7.25% exercise price $50.00 ψ		1,984	2,565,629

46     NQ-189 [1/19] 3/19 (764777)

	Number of
	shares	Value (US $)
Convertible Preferred Stock (continued)
Becton Dickinson and Co. 6.125% exercise price $211.80,
maturity date 5/1/20	50,172	$3,085,578
Crown Castle International 6.875% exercise price $114.88,
maturity date 8/1/20	1,827	2,021,393
DTE Energy 6.50% exercise price $116.31, maturity date
10/1/19	45,354	2,470,432
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	68,515	3,174,985
QTS Realty Trust 6.50% exercise price $47.03 ψ	33,523	3,496,784
Wells Fargo & Co. 7.50% exercise price $156.71 ψ	1,605	2,057,931
Welltower 6.50% exercise price $56.57 ψ	44,875	3,074,386
Total Convertible Preferred Stock (cost $31,229,940)		32,276,069

Preferred Stock – 0.29%
Bank of America 6.50% *µψ	5,975,000	6,437,734
Morgan Stanley 5.55% µψ	1,050,000	1,055,864
USB Realty 144A 3.934% (LIBOR03M + 1.147%) #ψ●	4,485,000	3,953,415
Total Preferred Stock (cost $11,128,000)		11,447,013

	Number of
	contracts
Options Purchased – 0.00%
Currency Put Options – 0.00%
USD vs CLP strike price CLP 650, expiration date 2/4/19,
notional amount CLP 28,888,600,000 (CITI)	44,444,000	34,981
Total Options Purchased (cost $294,442)		34,981

	Principal amount°
Short-Term Investments – 6.29%
Discount Note – 1.74%≠
Federal Home Loan Bank 0.00% 2/1/19	68,730,481	68,730,481
		68,730,481
Repurchase Agreements – 4.55%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $21,820,746 (collateralized by US
government obligations 2.125% 12/31/22;
market value $22,255,599)	21,819,200	21,819,200

NQ-189 [1/19] 3/19 (764777)     47

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.43%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $60,006,851 (collateralized by US
government obligations 0.00%–4.375%
3/28/19–2/15/48; market value $61,202,874)	60,002,801	$60,002,801
BNP Paribas
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $98,383,851 (collateralized by US
government obligations 0.00%–4.375%
3/7/19–8/15/47; market value $100,344,420)	98,376,882	98,376,882
		180,198,883
Total Short-Term Investments (cost $248,929,364)		248,929,364
Total Value of Securities Before Securities
Lending Collateral – 103.08%
(cost $4,109,954,358)		4,080,334,659

Security Lending Collateral – 1.29%
Certificates of Deposit – 0.06%≠
Australia & New Zealand Banking Group 2.42% 2/1/19	1,664,000	1,664,000
Royal Bank of Canada (Toronto) 2.40% 2/1/19	727,000	727,000
		2,391,000
Repurchase Agreements – 0.93%
Bank of Montreal
2.53%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $11,925,212 (collateralized by US
government obligations 0.00%–3.625% 2/28/19–9/9/49;
market value $12,162,872)	11,924,374	11,924,374
Bank of Nova Scotia
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $11,925,219 (collateralized by US
government obligations 1.50%–2.50% 2/28/22–9/9/49;
market value $12,163,750)	11,924,374	11,924,374
Credit Agricole
2.57%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $1,164,739 (collateralized by US
government obligations 2.50% 8/15/23;
market value $1,187,952)	1,164,656	1,164,656
Merrill Lynch, Pierce, Fenner & Smith
2.53%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $11,925,212 (collateralized by US
government obligations 2.125% 12/31/22;
market value $12,162,905)	11,924,374	11,924,374
		36,937,778

48     NQ-189 [1/19] 3/19 (764777)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Short-Term Floating Rate Notes – 0.30%
Australia & New Zealand Banking Group 2.66%
(LIBOR01M + 0.15%) 8/23/19 ≥●	641,000	$640,738
Bank of Montreal (Chicago)
2.75% (LIBOR03M + 0.21%) 11/1/19 ●	515,000	515,450
2.93% (LIBOR01M + 0.33%) 6/12/19 ●	391,000	391,337
Bank of Nova Scotia (Houston)
2.77% (LIBOR03M + 0.13%) 5/17/19 ●	877,000	877,269
2.83% (LIBOR03M + 0.18%) 2/21/19 ●	700,000	700,147
2.91% (LIBOR03M + 0.21%) 2/28/19 ●	269,000	269,030
2.94% (LIBOR03M + 0.20%) 3/6/19 ●	342,000	342,031
Commonwealth Bank of Australia
2.61% (LIBOR03M + 0.05%) 8/2/19 ≥●	400,000	399,961
3.00% (LIBOR03M + 0.20%) 3/18/19 ●	571,000	571,337
National Australia Bank
2.64% (LIBOR01M + 0.14%) 8/27/19 ≥●	703,000	702,658
2.71% (LIBOR03M + 0.10%) 5/10/19 ≥●	900,000	900,235
2.75% (LIBOR03M + 0.10%) 5/21/19 ≥●	257,000	257,075
Royal Bank of Canada (New York)
2.76% (LIBOR01M + 0.24%) 8/29/19 ●	300,000	300,368
2.88% (LIBOR03M + 0.06%) 6/26/19 ●	295,000	295,010
2.93% (LIBOR03M + 0.17%) 4/18/19 ●	980,000	980,251
Toronto-Dominion Bank (New York)
2.65% (LIBOR01M + 0.14%) 3/5/19 ●	500,000	500,079
2.66% (LIBOR01M + 0.15%) 3/19/19 ●	500,000	500,094
US Bank (Cincinnati) 2.77% 7/23/19 ●	600,000	599,972
Wells Fargo Bank 2.85% (LIBOR01M + 0.33%) 5/31/19 ●	500,000	500,270
Westpac Banking (New York)
2.81% (LIBOR03M + 0.10%) 5/29/19 ●	1,061,000	1,060,927
2.90% (LIBOR03M + 0.10%) 9/19/19 ≥●	500,000	500,027
		11,804,266
Total Securities Lending Collateral (cost $51,131,347)		51,133,044

Total Value of Securities – 104.37%
(cost $4,161,085,705)		4,131,467,703 ■
Obligation to Return Securities Lending Collateral – (1.29%)		(51,100,902)
Liabilities Net of Receivables and Other Assets – (3.08%)★		(121,796,856)
Net Assets Applicable to 472,300,573 Shares Outstanding – 100.00%		$3,958,569,945

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $1,094,693,633, which represents 27.65% of the Fund’s net assets.

NQ-189 [1/19] 3/19 (764777)     49

Schedule of investments
Delaware Diversified Income Fund

*	Fully or partially on loan.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤	PIK. 100% of the income received was in the form of both cash and par.
★

Of this amount, $141,533 represents cash collateral posted for centrally cleared swap contracts, $1,056,000 represents cash collateral received for TBA securities, $3,380,000 represents cash collateral posted for certain open derivatives, and $510,000 represents cash collateral posted for certain open derivatives as of Jan. 31, 2019.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
≥

Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At Jan. 31, 2019, the aggregate value of securities was $3,400,694, which represented 0.09% of the Fund’s net assets.

■	Includes $48,548,729 of securities loaned.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2019. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Jan. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

50     NQ-189 [1/19] 3/19 (764777)

ϕ	Step coupon bond. Stated rate in effect at Jan. 31, 2019 through maturity date.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Jan. 31, 2019:

				Unrealized
				Appreciation
Borrower	Principal Amount	Cost	Value	(Depreciation)
Heartland Dental Tranche DD 1st Lien 3.75%
(LIBOR03M + 3.75%) 4/30/25	$194,504	$194,504	$189,642	$(4,862)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BA	AUD	4,326,300	USD	(3,088,732)	3/1/19	$57,352	$—
BA	CAD	(1,404,495)	USD	1,047,609	3/1/19	—	(21,963)
BA	EUR	4,955,408	USD	(5,705,752)	3/1/19	—	(20,850)
BA	JPY	(2,099,005,738)	USD	19,423,350	3/1/19	112,620	—
BA	NZD	(5,580,366)	USD	3,715,988	3/1/19	—	(143,592)
BNP	AUD	(6,955,237)	USD	4,963,813	3/1/19	—	(94,032)
BNP	MXN	16,553,022	USD	(850,259)	3/1/19	11,827	—
BNP	NOK	(23,773,164)	USD	2,786,235	3/1/19	—	(36,102)
CITI	COP	(4,294,967,296)	USD	(5,416,222)	3/1/19	89,990	—
HSBC	EUR	1,434,656	USD	(1,650,759)	3/1/19	—	(4,904)
HSBC	GBP	(3,558,861)	USD	4,557,762	3/1/19	—	(116,512)
JPMCB	KRW	(2,147,483,648)	USD	8,430,760	2/28/19	—	(47,708)
JPMCB	PLN	(9,818,851)	USD	2,619,762	3/1/19	—	(20,161)
TDB	JPY	(2,147,483,648)	USD	(28,120,826)	2/28/19	—	(168,041)
UBS	CLP	1,824,722,754	USD	(2,690,141)	2/28/19	92,560	—
Total Foreign Currency Exchange Contracts						$364,349	$(673,865)

NQ-189 [1/19] 3/19 (764777)     51

Schedule of investments
Delaware Diversified Income Fund

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	E-mini S&P
(222)	500 Index	$(30,019,950)	$(28,247,921)	3/15/19	$—	$(1,772,029)	$(244,200)
	US Treasury
1,614	5 yr Notes	185,383,039	181,957,857	3/29/19	3,425,182	—	441,332
	US Treasury
	10 yr
4,135	Notes	506,408,281	494,781,515	3/20/19	11,626,766	—	2,054,335
	US Treasury
	Long
(30)	Bonds	(4,400,625)	(4,284,290)	3/20/19	—	(116,335)	(30,000)
	US Treasury
	Long
1,103	Bonds	161,796,313	154,716,983	3/20/19	7,079,330	—	1,103,000
Total Futures Contracts			$798,924,144		$22,131,278	$(1,888,364)	$3,324,467

52     NQ-189 [1/19] 3/19 (764777)

Swap Contracts

CDS Contracts1

Counterparty/
Reference
Obligation/							Variation
Termination				Upfront			Margin
Date/		Annual		Payments			Due from
Payment	Notional	Protection		Paid	Unrealized	Unrealized	(Due to)
Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	Brokers
Centrally
Cleared/
Protection
Sold:
CDX.NA.HY.31
5Y4
12/20/23-
Quarterly	13,230,000	5.00%	$791,390	$161,658	$629,732	$—	$45,033
Over-The-
Counter/
Protection
Sold/
Moody’s
Ratings:
MSCS-CMBX.NA.BBB-.6[5]
5/11/63-
Monthly	24,970,000	3.00%	(3,303,057)	(2,894,234)	—	(408,823)	—

Total CDS
Contracts			$(2,511,667)	$(2,732,576)	$629,732	$(408,823)	$45,033

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

NQ-189 [1/19] 3/19 (764777)     53

Schedule of investments
Delaware Diversified Income Fund

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $60,901.
4Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
5Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BA – Bank of America, N.A.
BB – Barclays Bank
BBSW3M – Bank Bill Swap 3 Months
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citibank, N.A.
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – HSBC Bank USA, National Association
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank, National Association
JPY – Japanese Yen
KRW – South Korean Won

54    NQ-189 [1/19] 3/19 (764777)

Summary of abbreviations (continued):
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSCS – Morgan Stanley Capital Services LLC
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Pay-in-kind
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
TDB – The Toronto-Dominion Bank
TRY – Turkish Lira
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

NQ-189 [1/19] 3/19 (764777)     55

Notes
Delaware Diversified Income Fund	January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

56     NQ-189 [1/19] 3/19 (764777)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-189 [1/19] 3/19 (764777)     57

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed
Securities	$—	$1,115,774,571	$—	$1,115,774,571
Corporate Debt	—	1,857,458,523	—	1,857,458,523
Municipal Bonds	—	7,624,985	—	7,624,985
Foreign Debt	—	138,964,475	—	138,964,475
Loan Agreements[1]	—	264,187,391	9,144,562	273,331,953
US Treasury Obligation	—	394,492,725	—	394,492,725
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	24,721,638	7,554,431	—	32,276,069
Preferred Stock	—	11,447,013	—	11,447,013
Options Purchased	—	34,981	—	34,981
Short-Term Investments	—	248,929,364	—	248,929,364
Securities Lending Collateral	—	51,133,044	—	51,133,044
Total Value of Securities	$24,721,638	$4,097,601,503	$9,144,562	$4,131,467,703

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$364,349	$—	$364,349
Futures Contracts	22,131,278	—	—	22,131,278
Swap Contracts	—	629,732	—	629,732
Liabilities:
Foreign Currency Exchange Contracts	—	(673,865)	—	(673,865)
Futures Contracts	(1,888,364)	—	—	(1,888,364)
Swap Contracts	—	(408,823)	—	(408,823)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	96.65%	3.35%	100.00%
Convertible Preferred Stock	76.59%	23.41%	—	100.00%

2Foreign Currency Exchange Contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

58     NQ-189 [1/19] 3/19 (764777)

The security that has been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-189 [1/19] 3/19 (764777)     59

Schedule of investments
Delaware U.S. Growth Fund	January 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.80%✧
Communication Services – 13.73%
Alphabet Class A †	63,134	$71,081,939
Alphabet Class C †	14,687	16,396,126
Charter Communications Class A †	165,186	54,684,825
Liberty Global Class A †	592,843	14,465,369
Liberty Global Class C †	3,301,630	77,786,403
Take-Two Interactive Software †	834,360	88,066,698
		322,481,360
Consumer Discretionary – 16.81%
Dollar General	852,941	98,454,980
Dollar Tree †	1,036,814	100,394,700
Hasbro	1,133,820	102,678,739
TripAdvisor †	1,624,272	93,200,727
		394,729,146
Consumer Staples – 2.77%
Constellation Brands Class A	374,482	65,032,544
		65,032,544
Financials – 14.44%
Charles Schwab	1,721,156	80,498,466
CME Group	337,016	61,431,277
Intercontinental Exchange	1,081,647	83,027,224
KKR & Co. Class A	5,082,881	114,110,678
		339,067,645
Healthcare – 16.09%
Biogen †	297,258	99,218,775
Illumina †	191,709	53,638,261
IQVIA Holdings †	1,008,028	130,045,691
UnitedHealth Group	351,394	94,946,659
		377,849,386
Industrials – 2.01%
FedEx	265,250	47,100,444
		47,100,444
Real Estate – 2.00%
Crown Castle International	401,331	46,979,807
		46,979,807
Technology – 30.95%
Alibaba Group Holding ADR †	237,208	39,967,176
Applied Materials	2,085,541	81,502,942
Arista Networks †	283,745	60,942,751
Autodesk †	615,163	90,551,994
Mastercard Class A	403,253	85,138,806

NQ-101 [1/19] 3/19 (764959)     1

Schedule of investments
Delaware U.S. Growth Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Microsoft	1,967,798	$205,497,145
PayPal Holdings †	935,959	83,075,721
Visa Class A	592,610	80,008,276
		726,684,811
Total Common Stock (cost $1,974,883,810)		2,319,925,143

	Principal amount°
Short-Term Investments – 2.51%
Discount Note – 0.69%≠
Federal Home Loan Bank 0.00% 2/1/19	16,247,094	16,247,094
		16,247,094
Repurchase Agreements – 1.82%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $5,158,173 (collateralized by US
government obligations 2.125%
12/31/22; market value $5,260,967)	5,157,807	5,157,807
Bank of Montreal
2.43%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $14,184,928 (collateralized by US
government obligations 0.00%–4.375%
3/28/19–2/15/48; market value $14,467,654)	14,183,970	14,183,970
BNP Paribas
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $23,256,808 (collateralized by US
government obligations 0.00%–4.375%
3/7/19–8/15/47; market value $23,720,264)	23,255,161	23,255,161
		42,596,938
Total Short-Term Investments (cost $58,844,032)		58,844,032

Total Value of Securities – 101.31%
(cost $2,033,727,842)		2,378,769,175

Liabilities Net of Receivables and Other Assets – (1.31%)		(30,779,947)
Net Assets Applicable to 108,573,608 Shares Outstanding – 100.00%		$2,347,989,228

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

2     NQ-101 [1/19] 3/19 (764959)

Summary of abbreviations:
ADR – American Depositary Receipt
USD – US Dollar

See accompanying notes.

NQ-101 [1/19] 3/19 (764959)     3

Notes
Delaware U.S. Growth Fund	January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4     NQ-101 [1/19] 3/19 (764959)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$2,319,925,143	$—	$2,319,925,143
Short-Term Investments	—	58,844,032	58,844,032
Total Value of Securities	$2,319,925,143	$58,844,032	$2,378,769,175

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-101 [1/19] 3/19 (764959)     5

Schedule of investments
Delaware Global Real Estate Opportunities Fund	January 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.20%Δ
Australia – 3.09%
Dexus	79,979	$667,410
Goodman Group	74,122	628,232
GPT Group-In Specie =†	1,377,200	0
		1,295,642
Canada – 2.31%
Granite Real Estate Investment Trust	6,800	308,289
Killam Apartment Real Estate Investment Trust	52,000	662,887
		971,176
China/Hong Kong – 7.72%
CK Asset Holdings	114,000	955,188
Hongkong Land Holdings	42,409	304,072
Link REIT	92,500	1,013,744
Sun Hung Kai Properties	42,500	710,576
Wharf Real Estate Investment	38,000	259,075
		3,242,655
France – 0.51%
Gecina	1,461	214,384
		214,384
Germany – 4.71%
Aroundtown	73,983	653,737
Deutsche Wohnen	23,172	1,156,123
LEG Immobilien	1,413	165,775
		1,975,635
Ireland – 1.22%
Green REIT	309,580	513,092
		513,092
Japan – 9.49%
Daiwa Office Investment	100	668,350
Japan Prime Realty Investment	55	223,938
Japan Rental Housing Investments	475	373,284
Kenedix Office Investment	83	569,208
Mitsui Fudosan	41,000	992,582
Sumitomo Realty & Development	19,100	728,229
United Urban Investment	269	428,968
		3,984,559
Singapore – 1.89%
CapitaLand	130,000	321,572
Mapletree Commercial Trust	360,701	471,575
		793,147

NQ-223 [1/19] 3/19 (765992)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain – 0.52%
Inmobiliaria Colonial Socimi	21,259	$217,294
		217,294
Sweden – 0.91%
Fabege	26,104	380,351
		380,351
United Kingdom – 4.57%
Assura	562,940	441,535
Grainger	146,161	437,854
Great Portland Estates	31,515	302,449
Tritax EuroBox 144A #†	378,933	463,654
UNITE Group	23,036	275,099
		1,920,591
United States – 58.26%
American Tower	3,016	521,285
Americold Realty Trust	15,255	447,277
Apartment Investment & Management Class A	19,073	944,495
AvalonBay Communities	4,845	934,697
Boston Properties	4,759	627,569
Brookdale Senior Living †	238,261	1,941,827
Camden Property Trust	11,689	1,133,248
Columbia Property Trust	19,995	441,290
CubeSmart	13,327	412,471
Cushman & Wakefield †	29,152	502,580
Digital Realty Trust	2,401	260,124
Duke Realty	11,900	347,956
Equity LifeStyle Properties	7,415	785,100
Equity Residential	18,240	1,323,494
Essex Property Trust	934	253,301
Extra Space Storage	3,738	368,604
HCP	19,552	616,670
Host Hotels & Resorts	10,816	195,337
Kimco Realty	9,635	163,891
Liberty Property Trust	11,241	529,901
MGM Growth Properties Class A	9,388	291,028
National Retail Properties	10,323	544,125
Omega Healthcare Investors	13,483	541,882
Park Hotels & Resorts	7,727	232,351
Prologis	13,748	950,812
Regency Centers	10,186	662,090
Rexford Industrial Realty	17,781	597,442
RLJ Lodging Trust	10,218	189,544
Simon Property Group	9,906	1,804,081

2     NQ-223 [1/19] 3/19 (765992)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
SITE Centers	22,803	$298,035
SL Green Realty	1,550	143,267
STORE Capital	41,361	1,336,787
Sun Communities	8,908	979,078
UDR	23,908	1,045,975
Vornado Realty Trust	4,150	290,127
Welltower	23,264	1,802,727
		24,460,468
Total Common Stock (cost $37,076,704)		39,968,994

	Principal amount°
Short-Term Investments – 4.63%
Discount Note – 1.28%≠
Federal Home Loan Bank 0.00% 2/1/19	536,480	536,480
		536,480
Repurchase Agreements – 3.35%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $170,323 (collateralized by US
government obligations 2.125%
12/31/22; market value $173,718)	170,311	170,311
Bank of Montreal
2.43%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $468,387 (collateralized by US
government obligations 0.00%–4.375%
3/28/19–2/15/48; market value $477,723)	468,356	468,356
BNP Paribas
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $767,941 (collateralized by US
government obligations 0.00%–4.375%
3/7/19–8/15/47; market value $783,245)	767,887	767,887
		1,406,554
Total Short-Term Investments (cost $1,943,034)		1,943,034

Total Value of Securities – 99.83%
(cost $39,019,738)		41,912,028
Receivables and Other Assets Net of Liabilities – 0.17%		72,405
Net Assets Applicable to 5,423,132 Shares Outstanding – 100.00%		$41,984,433

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2019, the aggregate value of Rule 144A securities was $463,654, which represents 1.10% of the Fund’s net assets.

NQ-223 [1/19] 3/19 (765992)     3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	55,861	USD	(40,704)	2/4/19	$—	$(96)
BNYM	CAD	85,909	USD	(65,447)	2/1/19	—	(64)
BNYM	EUR	91,904	USD	(105,488)	2/4/19	—	(260)
BNYM	GBP	21,249	USD	(27,829)	2/1/19	43	—
BNYM	GBP	34,978	USD	(45,881)	2/4/19	4	—
BNYM	HKD	737,185	USD	(93,977)	2/8/19	—	(3)
BNYM	JPY	(8,627,028)	USD	78,717	2/4/19	—	(512)
BNYM	JPY	1,653,873	USD	(15,219)	2/5/19	—	(29)
BNYM	SEK	107,119	USD	(11,878)	2/4/19	—	(36)
BNYM	SGD	32,848	USD	(24,420)	2/4/19	—	(18)
Total Foreign Currency Exchange Contracts						$47	$(1,018)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
USD – US Dollar

See accompanying notes.

4     NQ-223 [1/19] 3/19 (765992)

Notes
Delaware Global Real Estate Opportunities Fund	January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Adviser Funds (Trust) - Delaware Global Real Estate Opportunities Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

NQ-223 [1/19] 3/19 (765992)     5

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$1,295,642	$—	$—	$1,295,642
Canada	971,176	—	—	971,176
China/Hong Kong	3,242,655	—	—	3,242,655
France	214,384	—	—	214,384
Germany	1,975,635	—	—	1,975,635
Ireland	513,092	—	—	513,092
Japan	3,984,559	—	—	3,984,559
Singapore	793,147	—	—	793,147
Spain	217,294	—	—	217,294
Sweden	380,351	—	—	380,351
United Kingdom	1,920,591	—	—	1,920,591

6     NQ-223 [1/19] 3/19 (765992)

(Unaudited)

	Level 1	Level 2	Level 3	Total
United States	24,460,468	—	—	24,460,468
Short-Term Investments	—	1,943,034	—	1,943,034
Total Value of Securities	$39,968,994	$1,943,034	$—	$41,912,028
Derivatives:*
Assets:
Foreign Currency Exchange Contracts	$—	$47	$—	$47
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,018)	$—	$(1,018)

* Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Jan. 31, 2019, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

NQ-223 [1/19] 3/19 (765992)     7

(Unaudited)

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-223 [1/19] 3/19 (765992)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: